UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2018

Semi-Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2018.

During the first half of 2018, most equity markets around the world posted flat or negative returns, with a few isolated and unique exceptions representing a tiny percentage of overall global market capitalization. Most U.S. equity markets, on the other hand, generated positive returns. The total return for the S&P 500® Index (S&P 500) for the period was 2.65%, while price returns for the NASDAQ and both S&P 500 and Russell growth indices topped 10%. Value indices however came in slightly negative. The key driver of positive U.S. results was the performance of Technology and Consumer Discretionary stocks. The NASDAQ is heavily weighted to Technology stocks, while the Technology and Consumer Discretionary sectors of the S&P 500 each advanced 12% for the period. The only other S&P 500 sector to outperform the overall index was Energy, up 5% for the period. Value indices have relatively small exposure to Technology stocks. In other words, even the generally positive performance of U.S. stock indices was based on a narrow set of stocks.

It is important to remember that the S&P 500 did advance almost 40% from the beginning of 2016 until peaking January 26th this year in an almost uninterrupted, low volatility advance. In fact, the index was up 7% during the first three weeks of the year before correcting 10% over the following two weeks. From that point on, the index has moved sideways within an increasingly narrow range. While earnings expectations increased dramatically following the passage of the Tax Cuts and Job Act at the end of 2017, price/earnings ratios have declined in response to rising uncertainties regarding the impact of rising interest rates, rising inflation, a strong U.S. dollar, slowing or stagnating growth outside the U.S., and the imposition of tariffs on imported goods, despite the fact that the U.S. economy is actually accelerating. While first quarter GDP registered a lackluster 2.0%, that was largely expected because data on personal expenditures released prior to the first quarter 2018 GDP report indicated anemic consumer spending, especially for autos because of the comparison with very strong auto sales in the fourth quarter of 2017 in response to replacement demand following third quarter hurricanes. However, second quarter GDP growth came in at a very strong 4.1% due to strong consumer and investment spending fueled by tax cuts enacted at the end of 2017. The market’s behavior during the first six months of 2018 can be viewed as a tug-of-war between a very strong U.S. economy and corporate earnings and questions about how the array of current uncertainties will impact the domestic and global economies in the future.

The U.S. Treasury bond market has been a mirror image of the U.S. equity market. The price of the 10-Year Treasury Note fell very rapidly during the first two months of the year but has traded sideways for most of the rest of the first half. When bond prices fall, yields (interest rates) rise. In this case, the yield on the 10-Year Note rose from 2.4% to 2.9% during the beginning of the year, fell to slightly less than 2.8% over the following two months, popped to over 3% over the next month and a half, and then fell back to the 2.8% range. Just like equities, U.S. Treasury note prices initially fell dramatically and then stabilized in a narrow range over the remainder of the period. In this case, the driver of performance was the realization of the accelerating economy and the Federal Reserve’s unexpected increased commitment to keep raising short term rates in response.

In contrast, corporate bond yield spreads, both investment grade and high yield, remained very tight throughout the period, only just recently widening a bit. Investors in corporate bonds remained focused on the strength and anticipated durability of the economic expansion and the health of corporate cash flows and balance sheets. The difference in viewpoints between the corporate bond market on the one hand and the Treasury and equities markets on the other can be interpreted as a reflection of the uncertainties facing all investors. No one is quite sure how these various factors will affect future economic and profit growth. A unified consensus has as yet not been formed. Markets are on hold awaiting greater clarity. Such episodes are not unusual when the future becomes cloudy. However, when the sky begins to clear, markets move. The question at this point is in which direction. Will the bull market in stocks resume its advance or will it endure a correction or even a bear market?

The answer depends on how sustainable the economic expansion is. It is already 108 months old, approaching the record of 120 months set during the 1991 — 2001 expansion. But age is not necessarily a determining factor in how long an expansion can be sustained. In the case of this expansion, the more important factors include answers to the following questions:

1.

Will the Federal Reserve raise short term interest rates too much or too quickly and precipitate a recession or can it be nimble enough to contain inflation and help moderate tightness in labor markets?

2.

Will the program to aggressively raise tariffs upset global growth to the extent it plunges the U.S. and the global economy into recession, or will the plan be moderated before too much damage is done?

3.	Will the economies of Europe and China slide into recession thereby dragging the U.S. economy with them or can policy responses enable the maintenance of growth.

This is not an exhaustive list of potential outcomes. Nor can the various interactions between and among these scenarios be ignored, even though at this point they cannot be clearly discerned. We continue to be cautiously and conservatively optimistic, but must admit that the risks that the expansion is approaching an end have risen.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2018

All America Fund	+2.01%
Equity Index Fund	+2.53%
Mid-Cap Equity Index Fund	+3.36%
Small Cap Value Fund	+1.19%
Small Cap Growth Fund	+3.37%
Bond Fund	-1.43%
Money Market Fund	+0.73%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2018 compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2018, the S&P 500 of large capitalization stocks increased by 2.65% on a total return basis, while the Russell® Midcap Core Index was up 2.35% and the Russell Midcap® Value Index was down -0.16%. The Russell 2000® Growth Index advanced 9.70% and the Russell 2000® Value Index was up 5.44%.

The All America Fund’s return for the six months ended June 30, 2018, before expenses was 2.27% and 2.01% after expenses versus the benchmark return of 2.65% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the mid and small capitalization segments of the fund as compared to the large capitalization benchmark.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2018, was 2.59% before expenses and 2.53% after expenses, finishing below the benchmark return of 2.65%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2018, was 3.42% before expenses and 3.36% after expenses, finishing below the 3.49% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2018, the Small Cap Value Fund returned 1.62% before expenses and 1.19% after expenses versus a 5.44% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Technology while the worst performing sectors were Consumer Staples and Basic Materials.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Finance and Energy, while sectors detracting from Fund performance included Retail and Industrials.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 3.80% before expenses and 3.37% after expenses during the six months ended June 30, 2018. The Fund’s benchmark, the Russell 2000® Growth Index, returned 9.70% for the period.

Small cap growth category performance led all size and style segments domestically. Many investors believe small company fundamentals will do better than large multi-nationals because they predominately operate within the U.S. given the uncertainty surrounding the outlook for the international economy, a stronger U.S. dollar and trade tensions.

During the first half of 2018, very high earnings growth companies and non-earnings companies dominated small cap equity returns. Valuation discipline did not seem to matter during this period. Given our concern for stock valuation, we underperformed through the first six-months of the year.

From a sector perspective, Technology and Health Care contributed almost 90% of the Russell 2000® Growth Index’s return. We outperformed in Technology but lagged in Health Care.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays Aggregate Bond Index (the Aggregate) with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted negative returns during the first half of 2018. While asset-backed securities, the best performing investment grade asset class, generated a 0.03% return, most sectors were in the red. Investment grade corporate bonds had the weakest showing, returning -3.27% for the period. Bonds with maturities of one to three years offered 0.08% while longer-dated bonds, those set to mature in more than ten years, returned -4.95%.

The interest rate curve flattened as yields on short-dated U.S. Treasuries rose more than those of long-dated U.S. Treasuries. Two-year U.S. Treasury Notes yielded 1.88% at the end of the 4th quarter of last year and 2.53% on June 30. Anticipated increases of the Federal Reserve (Fed) Funds rate and a larger issuance by the U.S. Treasury of short-dated bills and bonds helped drive rates higher in the front end. Moves further out the curve were more modest. Ten year yields rose 45 basis points or 0.45% to 2.86% during the first half of the year.

The Federal Reserve installed a new Chairman in February when Jay Powell replaced the outgoing chair, Janet Yellen. No newcomer to the Fed, Powell has served as a member of the Board of Governors since 2012. During his confirmation hearings before the Senate, Powell affirmed his expectation that the Fed would stay the course and continue to raise the Fed Funds target rate. So far, he has followed through on his plan. The Board of Governors has raised the Fed Funds target range twice in 2018, once in March and again in June. The range currently stands at 1.75% to 2.00%. At the June meeting, the Fed governors upgraded their forecast to four total increases in 2018, as unemployment falls and inflation overshoots their target faster than previously projected. The so-called “dot plot,” the individual governors’ projections of the Fed Funds path, released following the meeting showed eight Fed policy makers expected four or more quarter-point rate increases for the full year, up from seven in March.

Notwithstanding a strong start to the year that saw investment grade spreads collapse to pre-crisis tights in early February, high-grade corporate bond spreads widened in general for the first six months of the year, tracing a path from 96 basis points at the end of 2017 to 126 on June 30. Concerns about a flattening yield curve which can exert downward pressure on bank profitability, fewer foreign buyers of U.S. corporates in the face of the strengthening dollar and less demand for short dated corporates from companies freed to repatriate cash under the new tax law all contributed to the widening. In a reversal of the theme of the last two years, lower-rated credit underperformed higher-rated. For the six months ending on June 30, AAA-rated corporate spreads widened 15 basis points, while BBB-rated bond spreads widened 32. In general, financial spreads widened the most and utility bond spreads the least.

For the six months ended June 30, 2018, the Bond Fund returned -1.21% before expenses and -1.43% after expenses, versus a -1.62% return of the Bloomberg Barclays Aggregate Bond Index. The Fund’s relative outperformance was driven primarily by its underweight position in long-dated securities which, as noted above, performed poorly relative to the remainder of the market.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2018, the Money Market Fund returned 0.83% before expenses and 0.73% after expenses, compared to a 0.79% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (Fed) installed a new Chairman in February when Jay Powell replaced the outgoing chair, Janet Yellen. No newcomer to the Fed, Powell has served as a member of the Board of Governors since 2012. During his confirmation hearings before the Senate, Powell affirmed his expectation that the Fed would stay the course and continue to raise the Fed Funds target rate. So far, he has followed through on his plan. The Board of Governors has raised the Fed Funds target range twice in 2018, once in March and again in June. The range stands at 1.75% to 2.00%. At the June meeting, the Fed governors upgraded their forecast to four total increases in 2018, as unemployment falls and inflation overshoots their target faster than previously projected. The so-called “dot plot,” the individual governors’ projections of the Fed Funds path, released following the meeting showed eight Fed policy makers expected four or more quarter-point rate increases for the full year, up from seven in March.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2018, the fund held 26% U.S. Treasury Bills, 14% U.S. agency discount notes and the remainder in commercial paper. The average maturity was 32.7 days.

The seven-day effective yield as of August 14, 2018, was 1.78%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2018 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2018 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2019 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. The effective annualized investment management fee for the Money Market Fund during the six months ended June 30, 2018 was 0.20% and the Fund was reimbursed for all other operating expenses during the year. No investment management fees were waived during 2018.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2018 and held for the entire period ending June 30, 2018 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1 to June 30, 2018
Actual	$1,000.00	$1,020.08	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1 to June 30, 2018
Actual	$1,000.00	$1,025.31	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1 to June 30, 2018
Actual	$1,000.00	$1,033.59	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1 to June 30, 2018
Actual	$1,000.00	$1,011.88	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1 to June 30, 2018
Actual	$1,000.00	$1,033.69	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1 to June 30, 2018
Actual	$1,000.00	$985.71	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1 to June 30, 2018
Actual	$1,000.00	$1,007.31	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.00

*	Expenses are equal to the Fund’s annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Amazon.com, Inc.*	112	$190,373
Comcast Corp. Cl A	1,278	41,931
Disney (Walt) Co.	415	43,496
Home Depot, Inc.	322	62,822
Netflix, Inc.*	121	47,363
Other Securities	7,174	443,574

		829,559

CONSUMER STAPLES (3.6%)
Coca-Cola Co.	1,067	46,799
PepsiCo, Inc.	395	43,004
Proctor & Gamble Co.	701	54,720
Other Securities	4,392	295,465

		439,988

ENERGY (3.3%)
Chevron Corp.	533	67,387
Exxon Mobil Corp.	1,181	97,704
Other Securities	4,238	241,422

		406,513

FINANCIALS (8.4%)
Bank of America Corp.	2,624	73,971
Berkshire Hathaway, Inc. Cl B*	535	99,858
Citigroup, Inc.	709	47,446
iShares Core S&P 500 ETF	552	150,720
JPMorgan Chase & Co.	947	98,677
Progressive Corp.	162	9,582
SVB Financial Group*	15	4,331
Wells Fargo & Co.	1,221	67,692
Other Securities	7,305	484,104

		1,036,381

HEALTH CARE (7.3%)
AbbVie, Inc.	423	39,191
Johnson & Johnson	748	90,762
Merck & Co., Inc.	749	45,464
Pfizer, Inc.	1,632	59,209
UnitedHealth Group, Inc.	267	65,506
Zoetis, Inc.	134	11,415
Other Securities	5,844	589,292

		900,839

INDUSTRIALS (5.0%)
Boeing Co.	153	51,333

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
L-3 Communications Corp.	22	$4,231
Other Securities	7,637	556,408

		611,972

INFORMATION TECHNOLOGY (13.4%)
Alphabet, Inc. Cl A*	83	93,723
Alphabet, Inc. Cl C*	84	93,715
Apple, Inc.	1,371	253,781
Cisco Systems, Inc.	1,311	56,412
Facebook, Inc. Cl A*	667	129,611
Intel Corp.	1,297	64,474
Mastercard, Inc. Cl A	255	50,113
Microsoft Corp.	2,140	211,020
NVIDIA Corp.	168	39,799
Oracle Corp.	831	36,614
Visa, Inc. Cl A	497	65,828
Other Securities	7,320	566,397

		1,661,487

MATERIALS (1.4%)
DowDuPont, Inc.	647	42,650
Packaging Corp. of America	26	2,907
Other Securities	1,702	121,052

		166,609

REAL ESTATE (1.5%)
Duke Realty Corp.	99	2,874
Other Securities	2,482	179,099

		181,973

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	2,002	64,284
Verizon Communications, Inc.	1,151	57,907
Other Securities	273	5,089

		127,280

UTILITIES (1.5%)
Sempra Energy	73	8,476
Other Securities	3,271	179,783

		188,259

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,274,678) 53.1%		6,550,860

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	1.88	08/23/18	$50,000	$49,859

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $49,859) 0.4%					49,859

TOTAL INDEXED ASSETS (Cost: $4,324,537) 53.5%					$6,600,719

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.2%)
Five Below, Inc.*	547	$53,447
Lithia Motors, Inc. Cl A	421	39,814
Other Securities	13,957	430,395

		523,656

CONSUMER STAPLES (1.1%)
Other Securities	4,930	131,967

ENERGY (2.7%)
PBF Energy, Inc.	1,066	44,698
Other Securities	13,401	292,912

		337,610

FINANCIALS (8.3%)
Progressive Corp.	536	31,705
SVB Financial Group*	185	53,421
Other Securities	24,268	942,640

		1,027,766

HEALTH CARE (5.5%)
Neurocrine Biosciences, Inc.*	359	35,269
Supernus Pharmaceuticals, Inc.*	667	39,920
Zoetis, Inc.	279	23,768
Other Securities††	13,135	583,639

		682,596

INDUSTRIALS (6.7%)
L-3 Communications Corp.	182	35,002
Mueller Industries, Inc.	1,568	46,271
Old Dominion Freight Line, Inc.	289	43,050
Other Securities	14,338	706,581

		830,904

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (6.8%)
Proofpoint, Inc.*	351	$40,474
Other Securities††	21,700	803,950

		844,424

MATERIALS (2.5%)
Packaging Corp. of America	302	33,761
Other Securities††	7,745	273,663

		307,424

REAL ESTATE (3.7%)
Duke Realty Corp.	1,231	35,736
Other Securities	13,313	415,487

		451,223

TELECOMMUNICATION SERVICES (0.4%)
Other Securities	2,850	47,349

UTILITIES (2.1%)
Sempra Energy	267	31,001
Other Securities	4,767	224,731

		255,732

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $4,507,011) 44.0%		5,440,651

TOTAL ACTIVE ASSETS
(Cost: $4,507,011) 44.0%		5,440,651

TOTAL INVESTMENTS
(Cost: $8,831,548) 97.5%		12,041,370

OTHER NET ASSETS 2.5%		304,245

NET ASSETS 100.0%		$12,345,615

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.8%)
Amazon.com, Inc.*	690	$1,172,862
Comcast Corp. Cl A	7,853	257,657
Disney (Walt) Co.	2,547	266,951
Home Depot, Inc.	1,974	385,127
McDonald’s Corp.	1,344	210,591
Netflix, Inc.*	744	291,224
Other Securities	42,820	2,507,804

		5,092,216

CONSUMER STAPLES (6.3%)
Altria Group, Inc.	3,244	184,227
Coca-Cola Co.	6,564	287,897
PepsiCo, Inc.	2,431	264,663
Philip Morris Int’l., Inc.	2,662	214,930
Proctor & Gamble Co.	4,310	336,439
Wal-Mart Stores, Inc.	2,479	212,326
Other Securities	18,673	1,208,961

		2,709,443

ENERGY (5.8%)
Chevron Corp.	3,281	414,817
Exxon Mobil Corp.	7,264	600,951
Other Securities	26,098	1,487,392

		2,503,160

FINANCIALS (14.7%)
Bank of America Corp.	16,126	454,592
Berkshire Hathaway, Inc. Cl B*	3,293	614,638
Citigroup, Inc.	4,359	291,704
iShares Core S&P 500 ETF	3,194	872,122
JPMorgan Chase & Co.	5,823	606,757
Wells Fargo & Co.	7,508	416,244
Other Securities	46,082	3,067,836

		6,323,893

HEALTH CARE (12.9%)
Abbott Laboratories	3,002	183,092
AbbVie, Inc.	2,601	240,983
Amgen, Inc.	1,140	210,433
Johnson & Johnson	4,600	558,164
Medtronic PLC	2,319	198,530
Merck & Co., Inc.	4,610	279,827
Pfizer, Inc.	10,030	363,888
UnitedHealth Group, Inc.	1,647	404,075
Other Securities	30,396	3,112,578

		5,551,570

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (8.8%)
3M Co.	1,016	$199,868
Boeing Co.	939	315,044
General Electric Co.	14,862	202,272
Honeywell International, Inc.	1,281	184,528
Union Pacific Corp.	1,330	188,434
Other Securities	28,644	2,678,408

		3,768,554

INFORMATION TECHNOLOGY (23.8%)
Accenture PLC Cl A	1,102	180,276
Adobe Systems, Inc.*	842	205,288
Alphabet, Inc. Cl A*	511	577,016
Alphabet, Inc. Cl C*	519	579,022
Apple, Inc.	8,423	1,559,187
Cisco Systems, Inc.	8,054	346,564
Facebook, Inc. Cl A*	4,102	797,101
Intel Corp.	7,975	396,437
Int’l. Business Machines Corp.	1,459	203,822
Mastercard, Inc. Cl A	1,570	308,536
Microsoft Corp.	13,161	1,297,807
NVIDIA Corp.	1,038	245,902
Oracle Corp.	5,103	224,838
Texas Instruments, Inc.	1,676	184,779
Visa, Inc. Cl A	3,060	405,297
Other Securities	40,019	2,717,323

		10,229,195

MATERIALS (2.4%)
DowDuPont, Inc.	3,980	262,362
Other Securities	10,659	764,507

		1,026,869

REAL ESTATE (2.6%)
Other Securities	15,928	1,124,270

TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	12,066	387,439
Verizon Communications, Inc.	7,077	356,044
Other Securities	1,681	31,334

		774,817

UTILITIES (2.7%)
Other Securities	20,643	1,162,427

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $28,018,668) 93.6%		40,266,414

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.5%)
U.S. Treasury Bill (1)	A-1+	1.85 - 1.88	08/09/18 - 08/23/18	$2,350,000	$2,345,041

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,345,041) 5.5%					2,345,041

TOTAL INVESTMENTS (Cost: $30,363,709) 99.1%					42,611,455

OTHER NET ASSETS 0.9%					384,022

NET ASSETS 100.0%					$42,995,477

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Domino’s Pizza, Inc.	573	$161,683
NVR, Inc.*	46	136,636
Polaris Industries, Inc.	795	97,133
Other Securities	62,343	2,710,517

		3,105,969

CONSUMER STAPLES (3.2%)
Ingredion, Inc.	978	108,265
Lamb Weston Hldgs., Inc.	1,985	135,992
Other Securities	11,637	586,805

		831,062

ENERGY (4.9%)
Energen Corp.*	1,317	95,904
WPX Energy, Inc.*	5,446	98,191
Other Securities	74,678	1,080,901

		1,274,996

FINANCIALS (17.2%)
Alleghany Corp.	207	119,019
American Financial Group, Inc.	937	100,568
Berkley (W.R.) Corp.	1,298	93,988
East West Bancorp, Inc.	1,959	127,727
FactSet Research Systems, Inc.	525	104,003
iShares Core S&P Mid-Cap ETF	2,985	581,413
MarketAxess Hldgs., Inc.	509	100,711
Reinsurance Grp. of America, Inc.	870	116,128
SEI Investments Co.	1,773	110,848
Signature Bank*	725	92,713
Other Securities	95,618	2,960,826

		4,507,944

HEALTH CARE (8.5%)
STERIS PLC	1,146	120,341
Teleflex, Inc.	617	165,481
WellCare Health Plans, Inc.*	605	148,975
West Pharmaceutical Svcs., Inc.	1,001	99,389
Other Securities	29,573	1,681,114

		2,215,300

INDUSTRIALS (13.2%)
Graco, Inc.	2,265	102,423
IDEX Corp.	1,035	141,257
Lennox International, Inc.	502	100,475
Old Dominion Freight Line, Inc.	921	137,192
Teledyne Technologies, Inc.*	485	96,544
Wabtec Corp.	1,157	114,057
Other Securities	51,087	2,757,901

		3,449,849

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (14.7%)
CDK Global, Inc.	1,680	$109,284
Cognex Corp	2,339	104,343
Fortinet, Inc.*	1,963	122,550
Henry (Jack) & Associates, Inc.	1,049	136,748
Keysight Technologies, Inc.*	2,530	149,346
Leidos Hldgs., Inc.	1,932	113,988
PTC, Inc.*	1,565	146,813
Teradyne, Inc.	2,585	98,411
Trimble Navigation Ltd.*	3,367	110,572
Tyler Technologies, Inc.*	483	107,274
Ultimate Software Group, Inc.*	394	101,380
WEX, Inc.*	543	103,431
Zebra Technologies Corp. Cl A*	724	103,713
Other Securities	53,369	2,343,997

		3,851,850

MATERIALS (6.4%)
RPM International, Inc.	1,812	105,676
Steel Dynamics, Inc.	3,207	147,362
The Chemours Co.	2,408	106,819
Other Securities	29,041	1,319,699

		1,679,556

REAL ESTATE (8.8%)
Camden Property Trust	1,257	114,550
Jones Lang LaSalle, Inc.	617	102,416
Kilroy Realty Corp.	1,338	101,206
National Retail Pptys., Inc.	2,084	91,613
Other Securities	59,511	1,877,932

		2,287,717

TELECOMMUNICATION SERVICES (0.1%)
Other Securities	1,254	34,385

UTILITIES (4.3%)
Atmos Energy Corp.	1,503	135,480
OGE Energy Corp.	2,712	95,490
UGI Corp.	2,346	122,156
Other Securities	15,364	769,099

		1,122,225

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $18,954,106) 93.2%		24,360,853

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.9%)
U.S. Treasury Bill (1)	A-1+	1.76 - 1.88	07/19/18 - 08/30/18	$1,550,000	$1,545,537

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,545,537) 5.9%					1,545,537

TOTAL INVESTMENTS (Cost: $20,499,643) 99.1%					25,906,390

OTHER NET ASSETS 0.9%					230,075

NET ASSETS 100.0%					$26,136,465

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (6.3%)
Houghton Mifflin Harcourt Co.*	12,945	$99,029
Lithia Motors, Inc. Cl A	1,068	101,001
Playa Hotels & Resorts NV*	10,845	117,126
Sleep Number Corp.*	4,300	124,786
Other Securities	10,966	270,191

		712,133

CONSUMER STAPLES (1.8%)
Crimson Wine Group Ltd.*	11,299	104,516
Other Securities	9,502	96,572

		201,088

ENERGY (7.2%)
Carrizo Oil and Gas, Inc.*	3,613	100,622
PBF Energy, Inc.	5,388	225,919
Other Securities	35,190	482,939

		809,480

FINANCIALS (30.2%)
American Equity Investment Life Hldg. Co.	3,681	132,516
Aspen Insurance Hldgs. Ltd.	2,669	108,628
BancFirst Corp.	2,815	166,648
Bank of Marin Bancorp	1,144	92,492
Banner Corp.	2,203	132,466
Brookline Bancorp, Inc.	8,694	161,708
Bryn Mawr Bank Corp.	2,544	117,787
Charter Financial Corp.	4,599	111,066
Ellington Financial LLC	7,550	117,856
Enterprise Financial Svcs. Corp.	2,745	148,093
First Interstate BancSytem, Inc.	3,219	135,842
Glacier Bancorp, Inc.	2,851	110,277
Marlin Business Svcs. Corp.	4,668	139,340
MB Financial, Inc.	2,140	99,938
NMI Hldgs., Inc. Cl A*	10,968	178,778
Northfield Bancorp, Inc.	6,343	105,421
Selective Insurance Group, Inc.	2,812	154,660
Stock Yards Bancorp, Inc.	5,103	194,679
SVB Financial Group*	783	226,098
Other Securities	28,667	791,092

		3,425,385

HEALTH CARE (5.1%)
Supernus Pharmaceuticals, Inc.*	3,308	197,984
Other Securities	19,278	378,990

		576,974

INDUSTRIALS (14.7%)
Daseke, Inc.*	9,669	96,013
Deluxe Corp.	1,544	102,228

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Encore Wire Corp.	2,605	$123,607
Kirby Corp.*	1,280	107,008
Landstar System, Inc.	833	90,964
Miller Industries, Inc.	6,061	154,859
Mueller Industries, Inc.	10,429	307,755
Universal Forest Products, Inc.	2,829	103,598
VSE Corp.	2,322	110,945
Other Securities	16,735	471,402

		1,668,379

INFORMATION TECHNOLOGY (10.0%)
Proofpoint, Inc.*	740	85,329
Richardson Electronics Ltd.	12,767	124,351
Other Securities††	55,086	920,936

		1,130,616

MATERIALS (4.1%)
Boise Cascade Co.	1,974	88,238
Kaiser Aluminum Corp.	836	87,036
Other Securities	12,688	293,722

		468,996

REAL ESTATE (10.9%)
Chesapeake Lodging Trust	3,370	106,627
Cousins Properties, Inc.	9,349	90,592
Easterly Government Pptys.	5,340	105,518
Forest City Realty Trust, Inc. Cl A	6,341	144,638
Highwoods Properties, Inc.	2,146	108,867
Medical Properties Trust, Inc.	6,173	86,669
Terreno Realty Corp.	2,562	96,511
The GEO Group, Inc.	4,933	135,855
Other Securities	15,801	364,812

		1,240,089

TELECOMMUNICATION SERVICES (1.2%)
Other Securities	9,714	136,871

UTILITIES (4.3%)
Avista Corp.	2,063	108,638
Idacorp, Inc.	993	91,594
Other Securities	5,878	280,347

		480,579

TOTAL COMMON STOCKS
(Cost: $8,699,002) 95.8%		10,850,590

TOTAL INVESTMENTS
(Cost: $8,699,002) 95.8%		10,850,590

OTHER NET ASSETS 4.2%		470,190

NET ASSETS 100.0%		$11,320,780

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.5%)
Bloomin’ Brands, Inc.	6,614	$132,941
Five Below, Inc.*	1,800	175,874
Haverty Furniture Cos., Inc.	3,947	85,255
Lions Gate Entertainment Corp. Cl A	1,804	44,775
Lions Gate Entertainment Corp. Cl B	1,553	36,433
Lithia Motors, Inc. Cl A	753	71,211
Red Rock Resorts, Inc. Cl A	3,310	110,885
Sleep Number Corp.*	3,323	96,433
Steve Madden Ltd.	1,361	72,269
Other Securities	8,702	262,658

		1,088,734

CONSUMER STAPLES (1.9%)
Other Securities	6,860	165,708

ENERGY (2.8%)
C&J Energy Svcs., Inc.*	2,440	57,584
Other Securities	10,276	182,013

		239,597

FINANCIALS (8.7%)
First Merchants Corp.	1,842	85,469
Heritage Financial Corp.	2,491	86,811
iShares Micro-Cap ETF	570	60,203
Moelis & Co. Cl A	1,734	101,699
Pinnacle Financial Partners, Inc.	1,064	65,276
S&T Bancorp, Inc.	1,744	75,411
TriState Capital Hldgs., Inc.*	2,281	59,534
Other Securities	7,069	222,946

		757,349

HEALTH CARE (25.1%)
Emergent Biosolutions, Inc.*	1,180	59,578
Insulet Corp.*	836	71,645
Neogen Corp.*	726	58,218
Neurocrine Biosciences, Inc.*	836	82,129
Nevro Corp.*	761	60,766
Omnicell, Inc.*	1,672	87,696
Repligen Corp.*	1,197	56,307
Supernus Pharmaceuticals, Inc.*	1,597	95,580
WellCare Health Plans, Inc.*	365	89,878
Other Securities††	43,427	1,529,684

		2,191,481

INDUSTRIALS (15.9%)
ASGN, Inc.*	840	65,680
Astronics Corp.*	1,910	68,703
BMC Stock Hldgs., Inc.*	3,463	72,204
EnPro Industries, Inc.	840	58,758

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Granite Construction, Inc.	2,070	$115,216
H&E Equipment Services	1,516	57,017
Healthcare Svcs. Group, Inc.	1,557	67,247
John Bean Technologies Corp.	664	59,030
Landstar System, Inc.	685	74,802
NCI Building Systems, Inc.*	3,887	81,627
Sun Hydraulics Corp.	1,297	62,502
Teledyne Technologies, Inc.*	354	70,467
Trex Co., Inc.*	1,216	76,109
Universal Forest Products, Inc.	2,169	79,429
Other Securities	9,759	373,979

		1,382,770

INFORMATION TECHNOLOGY (21.8%)
EPAM Systems, Inc.*	899	111,773
Five9, Inc.*	2,882	99,631
II-VI, Inc.*	1,494	64,914
New Relic, Inc.*	1,529	153,802
Proofpoint, Inc.*	624	71,953
Rapid7, Inc.*	2,935	82,826
Zendisk, Inc.*	1,350	73,562
Other Securities	40,792	1,242,274

		1,900,735

MATERIALS (3.9%)
Ferro Corp.*	5,761	120,117
U.S. Concrete, Inc.*	1,113	58,433
Other Securities††	6,051	163,307

		341,857

REAL ESTATE (2.6%)
Pebblebrook Hotel Trust	1,965	76,242
Terreno Realty Corp.	1,796	67,655
Other Securities	2,835	80,162

		224,059

TELECOMMUNICATION SERVICES (1.3%)
Other Securities	7,069	109,274

UTILITIES (0.6%)
Other Securities	686	54,846

TOTAL COMMON STOCKS
(Cost: $6,975,479) 97.1%		8,456,410

TOTAL INVESTMENTS
(Cost: $6,975,479) 97.1%		8,456,410

OTHER NET ASSETS 2.9%		255,248

NET ASSETS 100.0%		$8,711,658

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (27.3%)
U.S. Treasury Bond	AA+	2.88	05/15/43	$200,000	$196,516
U.S. Treasury Note	AA+	1.63 - 2.75	05/31/23 - 08/15/27	3,640,000	3,482,725
U.S. Treasury Strip	AA+	0.00	08/15/28 - 08/15/29	2,100,000	1,533,771

					5,213,012

U.S. GOVERNMENT AGENCIES (30.0%)
MORTGAGE-BACKED OBLIGATIONS (30.0%)
FHLMC	AA+	2.50 - 6.00	03/01/21 - 09/01/47	1,218,779	1,231,397
FHLMC ARM	AA+	3.45 - 3.85	02/01/36 - 05/01/37	13,598	14,210
FHLMC Strip	AA+	3.00	01/15/43	56,725	55,805
FNMA	AA+	2.68 - 8.00	09/01/18 - 07/01/56	3,864,505	3,919,569
FNMA Strip	AA+	3.00	08/25/42	47,306	45,798
FRESB Multifamily Mortgage	AA+	3.16 - 3.30	11/25/27 - 12/25/27	124,689	122,546
GNMA (2)	AA+	3.50 - 7.00	04/15/31 - 10/20/43	301,475	313,610
Other Securities				16,260	16,681

					5,719,616

CORPORATE DEBT (41.2%)
CONSUMER DISCRETIONARY (8.3%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	155,000	160,198
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	109,932
Dollar General Corp.	BBB	3.25	04/15/23	85,000	83,524
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,907
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	85,010
NVR, Inc.	BBB+	3.95	09/15/22	85,000	85,549
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	85,000	86,736
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	102,635
Other Securities				780,000	784,171

					1,585,662

CONSUMER STAPLES (2.2%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	94,652
Sysco Corp.	BBB+	2.60 - 3.75	06/12/22 - 10/01/25	105,000	102,501
Other Securities				220,000	219,878

					417,031

ENERGY (2.3%)
Energen Corp.	BB	4.63	09/01/21	85,000	84,575
EQT Corp.	BBB	4.88	11/15/21	85,000	87,802
Other Securities				275,000	275,210

					447,587

FINANCIALS (8.2%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	81,639
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	85,000	87,933
Block Financial LLC	BBB	5.25 - 5.50	11/01/22 - 10/01/25	80,000	81,162
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	87,850
First Republic Bank	A-	2.38	06/17/19	85,000	84,508
Other Securities				1,055,000	1,064,121
Other Securities†				65,000	66,747

					1,553,960

HEALTH CARE (4.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	87,782
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	87,871
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,023
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	85,519
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	88,600
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	87,007

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (CONTINUED)
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	$85,000	$87,748
Other Securities				240,000	237,520

					847,070

INDUSTRIALS (2.0%)
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	84,974
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	84,692
Other Securities				215,000	215,840

					385,506

INFORMATION TECHNOLOGY (4.1%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	87,461
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	102,029
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	86,371
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	83,128
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	88,392
Symantec Corp.	BB+	4.20	09/15/20	85,000	85,247
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	84,237
Other Securities				175,000	173,030

					789,895

MATERIALS (4.3%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	86,728
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	85,603
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,568
Methanex Corp.	BB+	3.25	12/15/19	85,000	84,709
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	84,523
Packaging Corp. of America	BBB	3.90 - 4.50	06/15/22 - 11/01/23	80,000	81,512
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	83,181
Other Securities				230,000	227,578

					820,402

REAL ESTATE (2.9%)
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	83,454
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	87,364
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	86,922
Other Securities				290,000	293,851

					551,591

TELECOMMUNICATION SERVICES (0.4%)
Other Securities				75,000	72,810

UTILITIES (2.1%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	87,703
SCANA Corp.	BBB-	4.13	02/01/22	85,000	83,623
Other Securities				205,000	206,595
Other Securities†				30,000	22,425

					400,346

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,079,424) 98.5%					18,804,488

TOTAL INVESTMENTS (Cost: $19,079,424) 98.5%					18,804,488

OTHER NET ASSETS 1.5%					288,288

NET ASSETS 100.0%					$19,092,776

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.6%)
U.S. Treasury Bill	A-1+	1.72	07/05/18	$900,000	$899,784
U.S. Treasury Bill	A-1+	1.73	07/12/18	500,000	499,710
U.S. Treasury Bill	A-1+	1.73	07/19/18	1,000,000	999,089
U.S. Treasury Bill	A-1+	1.82	08/02/18	600,000	598,994
U.S. Treasury Bill	A-1+	1.84	08/30/18	600,000	598,208
U.S. Treasury Bill	A-1+	1.85	08/30/18	650,000	648,060
U.S. Treasury Bill	A-1+	1.85	08/30/18	450,000	448,657
U.S. Treasury Bill	A-1+	1.85	09/06/18	650,000	647,806
U.S. Treasury Bill	A-1+	1.85	09/06/18	600,000	597,974
U.S. Treasury Bill	A-1+	1.86	08/16/18	450,000	448,907
U.S. Treasury Bill	A-1+	1.87	08/23/18	100,000	99,720

					6,486,909

U.S. GOVERNMENT AGENCIES (14.4%)
FHLB	A-1+	1.84	07/11/18	800,000	799,549
FHLB	A-1+	1.85	07/13/18	500,000	499,665
FHLB	A-1+	1.87	08/03/18	650,000	648,851
FHLB	A-1+	1.89	08/22/18	800,000	797,771
FHLMC	A-1+	1.71	07/03/18	900,000	899,871

					3,645,707

COMMERCIAL PAPER (60.0%)
Apple, Inc.†	A-1+	1.96	08/17/18	250,000	249,346
Apple, Inc.†	A-1+	2.08	09/04/18	700,000	697,473
Chevron Corp.†	A-1+	2.02	08/27/18	700,000	697,721
Coca-Cola Co.†	A-1	2.00	08/10/18	950,000	947,834
Disney (Walt) Co.†	A-1+	1.90	07/17/18	255,000	254,771
Disney (Walt) Co.†	A-1+	2.05	07/27/18	400,000	399,385
Emerson Electric Co.†	A-1	1.95	07/23/18	500,000	499,376
Emerson Electric Co.†	A-1	2.00	08/13/18	400,000	399,021
General Dynamics Corp.†	A-1	2.03	07/10/18	700,000	699,604
Hershey Foods†	A-1	1.95	07/09/18	950,000	949,536
Intel Corp.†	A-1+	1.90	07/25/18	500,000	499,339
Intercontinental Exchange, Inc.†	A-1	1.95	07/24/18	500,000	499,349
Intercontinental Exchange, Inc.†	A-1	2.03	07/27/18	450,000	449,314
J.P. Morgan Securities LLC†	A-1	2.20	08/17/18	485,000	483,577
J.P. Morgan Securities LLC	A-1	2.10	07/17/18	200,000	199,801
National Rural Utilities	A-1	2.00	07/25/18	900,000	898,750
Novartis Finance Corp.†	A-1+	1.95	07/16/18	800,000	799,306
PepsiCo, Inc.†	A-1	1.92	07/30/18	700,000	698,878
PepsiCo, Inc.†	A-1	1.97	08/02/18	250,000	249,548
Pfizer, Inc.†	A-1+	1.93	07/19/18	300,000	299,694
Private Export Funding Corp.	NR	2.03	08/27/18	900,000	897,056
Toyota Motor Credit Corp.	A-1+	2.07	08/17/18	300,000	299,171
Toyota Motor Credit Corp.	A-1+	2.06	08/20/18	650,000	648,103
Unilever Capital Corp.†	A-1	1.95	07/02/18	300,000	299,967
Unilever Capital Corp.†	A-1	1.96	07/02/18	500,000	499,945
Wal-Mart Stores, Inc.†	A-1+	2.00	07/18/18	875,000	874,124
Wisconsin Gas Co.	A-1	2.20	07/12/18	800,000	799,413

					15,189,402

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,321,490) 100.0%					25,322,018

TOTAL INVESTMENTS (Cost: $25,321,490) 100.0%					25,322,018

OTHER NET ASSETS 0.0% (3)					11,629

NET ASSETS 100.0%					$25,333,647

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$89,172	0.5%
MONEY MARKET FUND	$11,447,108	45.2%

††	One security within this category is a Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	September 2018	$136,080	$(3,283)	1.1%
EQUITY INDEX FUND	20	E-mini S&P 500 Stock Index	P	September 2018	$2,721,600	$(65,650)	6.4%
MID-CAP EQUITY INDEX FUND	9	E-mini S&P MidCap 400 Stock Index	P	September 2018	$1,760,490	$(45,405)	6.8%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $8,831,548 Equity Index Fund — $30,363,709 Mid-Cap Equity Index Fund — $20,499,643 Small Cap Value Fund — $8,699,002 Small Cap Growth Fund — $6,975,479 Bond Fund — $19,079,424 Money Market Fund — $25,321,490)	$12,041,370	$42,611,455	$25,906,390	$10,850,590
Cash	287,802	322,744	203,595	406,102
Interest and dividends receivable	11,051	36,268	24,790	7,580
Receivable for securities sold	45,344	64,165	155,481	127,221
Receivable for daily variation on future contracts	105	2,100	1,800	—

TOTAL ASSETS	12,385,672	43,036,732	26,292,056	11,391,493

LIABILITIES
Payable for securities purchased	40,057	41,255	155,591	70,713

TOTAL LIABILITIES	40,057	41,255	155,591	70,713

NET ASSETS	$12,345,615	$42,995,477	$26,136,465	$11,320,780

SHARES OUTSTANDING (Note 4)	1,042,551	3,586,539	2,160,455	848,747

NET ASSET VALUE PER SHARE	$11.84	$11.99	$12.10	$13.34

COMPONENTS OF NET ASSETS
Paid-in capital	$8,263,393	$27,515,210	$19,692,679	$8,855,111
Accumulated undistributed net investment income (loss)	—	9,020	21,099	304
Accumulated undistributed net realized gain (loss) on investments and futures contracts	875,683	3,289,151	1,061,345	313,777
Net unrealized appreciation (depreciation) of investments and futures contracts (Note 1)	3,206,539	12,182,096	5,361,342	2,151,588

NET ASSETS	$12,345,615	$42,995,477	$26,136,465	$11,320,780

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$8,456,410	$18,804,488	$25,322,018
250,592	169,722	11,629
4,049	118,722	—
68,626	40	—
—	—	—

8,779,677	19,092,972	25,333,647

68,019	196	—

68,019	196	—

$8,711,658	$19,092,776	$25,333,647

641,217	1,999,894	2,407,811

$13.59	$9.55	$10.52

$6,585,931	$19,403,210	$25,328,055
(16)	20,814	5,460
644,812	(56,312)	(396)
1,480,931	(274,936)	528

$8,711,658	$19,092,776	$25,333,647

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$106,707	$412,973	$184,700	$96,151
Interest	396	18,031	11,165	—

Total investment income	107,103	431,004	195,865	96,151

EXPENSES (Note 2)
Investment advisory fees	32,120	28,681	15,955	46,881
Other operating expenses:
Accounting and recordkeeping expenses	63,295	79,593	49,635	19,977
Shareholder reports	4,639	3,924	3,923	3,923
Custodian expenses	19,997	12,359	8,174	1,355
Transfer agent fees	8,729	31,126	17,322	7,511
Independent directors’ fees and expenses	361	1,288	717	311
Audit	6,801	24,252	13,497	5,852
Legal and Compliance	15,673	55,888	31,105	13,486
Administrative	13,212	47,114	26,219	11,369
Licenses	1,225	7,276	4,049	—
Other	4,724	16,846	9,375	4,065

Total operating expenses	138,656	279,666	164,016	67,849

Total expenses before reimbursement	170,776	308,347	179,971	114,730
Fee waiver and expense reimbursement (Note 2)	(138,656)	(279,666)	(164,016)	(67,849)

Net expenses	32,120	28,681	15,955	46,881

Net Investment Income (Loss) (Note1)	74,983	402,323	179,910	49,270

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	557,363	2,270,355	1,086,530	176,521
Futures contracts (Note1)	6,166	102,833	88,250	—

	563,529	2,373,188	1,174,780	176,521

Change in net unrealized appreciation (depreciation) of:
Investment securities	(381,164)	(1,630,922)	(461,921)	(94,080)
Futures contracts (Note1)	(4,378)	(72,002)	(51,110)	—

	(385,542)	(1,702,924)	(513,031)	(94,080)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	177,987	670,264	661,749	82,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$252,970	$1,072,587	$841,659	$131,711

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$30,385	$—	$—
—	311,795	197,110

30,385	311,795	197,110

36,414	42,867	23,606

18,248	42,688	32,182
3,952	4,668	4,797
3,775	6,748	2,148
5,819	12,924	16,037
241	535	664
4,533	10,070	12,495
10,450	23,205	28,795
8,808	19,562	24,273
—	—	—
3,150	6,995	8,679

58,976	127,395	130,070

95,390	170,262	153,676
(58,976)	(127,395)	(130,070)

36,414	42,867	23,606

(6,029)	268,928	173,504

604,485	(35,046)	189
—	—	—

604,485	(35,046)	189

(313,840)	(519,752)	407
—	—	—

(313,840)	(519,752)	407

290,645	(554,798)	596

$284,616	$(285,870)	$174,100

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$74,983	$157,056	$402,323	$744,455	$179,910	$341,721
Net realized gain (loss) on investments and futures contracts	563,529	436,720	2,373,188	1,605,324	1,174,780	1,966,879
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(385,542)	1,570,326	(1,702,924)	5,513,610	(513,031)	1,191,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	252,970	2,164,102	1,072,587	7,863,389	841,659	3,500,206

DISTRIBUTIONS (Note 1 AND Note 6)
From net investment income	(77,844)	(153,073)	(403,371)	(738,091)	(172,502)	(307,736)
From net realized gains	—	(1,142,526)	—	(830,838)	—	(1,974,334)

Total distributions	(77,844)	(1,295,599)	(403,371)	(1,568,929)	(172,502)	(2,282,070)

CAPITAL TRANSACTIONS
Proceeds from the sale of shares	105,958	251,349	1,049,281	2,375,037	359,900	197,023
Dividend reinvestments	77,117	1,283,365	402,334	1,565,146	172,022	2,275,077
Cost of shares redeemed	(908,950)	(493,279)	(4,107,993)	(3,017,359)	(54,648)	(1,080,704)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(725,875)	1,041,435	(2,656,378)	922,824	477,274	1,391,396

NET INCREASE (DECREASE) IN NET ASSETS	(550,749)	1,909,938	(1,987,162)	7,217,284	1,146,431	2,609,532
NET ASSETS, BEGINNING OF PERIOD	12,896,364	10,986,426	44,982,639	37,765,355	24,990,034	22,380,502

NET ASSETS, END OF PERIOD	$12,345,615	$12,896,364	$42,995,477	$44,982,639	$26,136,465	$24,990,034

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$—	$551	$9,020	$—	$21,099	$(6,576)

OTHER INFORMATION:
Shares outstanding at beginning of period	1,103,902	1,008,661	3,810,875	3,746,111	2,120,930	2,003,077

Shares issued	8,918	21,756	85,391	203,577	29,773	16,973
Shares issued as reinvestment of dividends	6,548	115,923	33,799	139,317	14,292	192,760
Shares redeemed	(76,817)	(42,438)	(343,526)	(278,130)	(4,540)	(91,880)

Net increase (decrease)	(61,351)	95,241	(224,336)	64,764	39,525	117,853

Shares outstanding at end of period	1,042,551	1,103,902	3,586,539	3,810,875	2,160,455	2,120,930

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$49,270	$181,582	$(6,029)	$(395)	$268,928	$552,622	$173,504	$176,429

176,521	720,878	604,485	671,762	(35,046)	(11,657)	189	76

(94,080)	(55,591)	(313,840)	976,045	(519,752)	54,826	407	58

131,711	846,869	284,616	1,647,412	(285,870)	595,791	174,100	176,563

(48,966)	(170,858)	—	(1,988)	(263,416)	(544,216)	(169,283)	(176,001)
—	(730,627)	—	(767,626)	—	(8,402)	—	—

(48,966)	(901,485)	—	(769,614)	(263,416)	(552,618)	(169,283)	(176,001)

141,703	62,000	75,050	114,913	146,463	2,558,016	5,823,937	6,108,676
48,856	899,288	—	769,614	259,665	545,069	169,274	175,990
(4,764)	(296,961)	(66,604)	(227,728)	(874,186)	(263,467)	(2,123,415)	(10,186,657)

185,795	664,327	8,446	656,799	(468,058)	2,839,618	3,869,796	(3,901,991)

268,540	609,711	293,062	1,534,597	(1,017,344)	2,882,791	3,874,613	(3,901,429)
11,052,240	10,442,529	8,418,596	6,883,999	20,110,120	17,227,329	21,459,034	25,360,463

$11,320,780	$11,052,240	$8,711,658	$8,418,596	$19,092,776	$20,110,120	$25,333,647	$21,459,034

$304	$—	$(16)	$(635)	$20,814	$15,302	$5,460	$1,239

834,840	784,638	640,551	591,406	2,047,082	1,761,531	2,040,751	2,410,224

10,600	4,724	5,587	9,242	15,292	257,024	552,009	579,872
3,661	67,458	—	58,402	27,177	55,345	16,090	16,735
(354)	(21,980)	(4,921)	(18,499)	(89,657)	(26,818)	(201,039)	(966,080)

13,907	50,202	666	49,145	(47,188)	285,551	367,060	(369,473)

848,747	834,840	641,217	640,551	1,999,894	2,047,082	2,407,811	2,040,751

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2018 and the five years ended December 31, 2017 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.68		$10.89	$10.16	$10.41	$12.47	$10.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07		0.15	0.16	0.15	0.17	0.18
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	0.17		1.89	0.97	(0.10)	1.20	3.04

Total From Investment Operations	0.24		2.04	1.13	0.05	1.37	3.22

Less: Distributions
From Net Investment Income	(0.08)		(0.14)	(0.15)	(0.15)	(0.16)	(0.23)
From Net Realized Gains	—		(1.11)	(0.25)	(0.15)	(3.27)	(0.72)

Total Distributions	(0.08)		(1.25)	(0.40)	(0.30)	(3.43)	(0.95)

Net Asset Value, End of Period	$11.84		$11.68	$10.89	$10.16	$10.41	$12.47

Total Return (%)(a)	2.01	(g)	19.58	11.39	0.47	11.21	32.09
Net Assets End of Period (in millions)	12.3		12.9	11.0	10.3	10.5	24.5
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.17	(h)	1.30	1.50	1.40	1.33	1.47
Ratio of Expenses to Average Net Assets (%)	2.66	(h)	2.47	2.83	2.79	1.13	1.27
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(h)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(b)	9.47	(g)	24.66	47.33	14.35	18.87	20.39

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	Includes $0.03 of tax-basis return of capital distributions.

(g)	Not annualized.

(h)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund							Mid-Cap Equity Index Fund								Small Cap Value Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017	2016	2015	2014	2013			2017	2016		2015	2014	2013			2017	2016	2015	2014	2013
$11.80		$10.08	$9.35	$9.70	$12.95	$10.07	$11.78		$11.17	$9.93		$11.70	$14.49	$11.51	$13.24		$13.31	$11.44	$11.96	$13.37	$11.34

0.11		0.20	0.20	0.19	0.25	0.22	0.08		0.17	0.18		0.18	0.21	0.18	0.06		0.23	0.13	0.13	0.15	0.23
0.19		1.95	0.89	(0.07)	1.48	2.99	0.32		1.61	1.85		(0.43)	1.14	3.63	0.10		0.86	2.14	(0.53)	0.51	3.11

0.30		2.15	1.09	0.12	1.73	3.21	0.40		1.78	2.03		(0.25)	1.35	3.81	0.16		1.09	2.27	(0.40)	0.66	3.34

(0.11)		(0.20)	(0.20)	(0.19)	(0.25)	(0.33)	(0.08)		(0.16)	(0.16	)(f)	(0.17)	(0.20)	(0.17)	(0.06)		(0.22)	(0.13)	(0.12)	(0.11)	(0.24)
—		(0.23)	(0.16)	(0.28)	(4.73)	—	—		(1.01)	(0.63)		(1.35)	(3.94)	(0.66)	—		(0.94)	(0.27)	—	(1.96)	(1.07)

(0.11)		(0.43)	(0.36)	(0.47)	(4.98)	(0.33)	(0.08)		(1.17)	(0.79)		(1.52)	(4.14)	(0.83)	(0.06)		(1.16)	(0.40)	(0.12)	(2.07)	(1.31)

$11.99		$11.80	$10.08	$9.35	$9.70	$12.95	$12.10		$11.78	$11.17		$9.93	$11.70	$14.49	$13.34		$13.24	$13.31	$11.44	$11.96	$13.37

2.53	(g)	21.66	11.83	1.34	13.52	32.15	3.36	(g)	15.99	20.56		(2.31)	9.66	33.35	1.19	(g)	8.22	19.97	(3.48)	5.20	29.64
43.0		45.0	37.8	34.0	33.9	88.5	26.1		25.0	22.4		19.3	22.6	50.3	11.3		11.1	10.4	9.0	9.0	14.5
1.75	(h)	1.87	2.06	1.96	1.88	1.95	1.41	(h)	1.47	1.66		1.49	1.35	1.32	0.89	(h)	1.73	1.12	1.08	0.99	1.76
1.34	(h)	1.36	1.55	1.63	0.58	0.59	1.41	(h)	1.44	1.65		1.57	0.59	0.63	2.08	(h)	2.10	2.30	2.35	1.36	1.43
0.125	(h)	0.125	0.125	0.125	0.12	0.12	0.125	(h)	0.125	0.125		0.125	0.12	0.13	0.85	(h)	0.85	0.85	0.85	0.85	0.85
6.70	(g)	8.37	11.49	5.62	13.69	4.18	13.04	(g)	25.30	35.13		26.53	19.87	17.32	11.54	(g)	29.77	34.54	20.16	38.80	52.76

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.14		$11.64	$10.79	$12.11	$14.35	$10.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	(0.01)		— (d)	— (d)	(0.02)	(0.01)	0.03
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	0.46		2.79	0.89	(0.24)	0.78	4.46

Total From Investment Operations	0.45		2.79	0.89	(0.26)	0.77	4.49

Less: Distributions
From Net Investment Income	—		— (d)	—	—	—	(0.01)
From Net Realized Gains	—		(1.29)	(0.04)	(1.06)	(3.01)	(1.02)

Total Distributions	—		(1.29)	(0.04)	(1.06)	(3.01)	(1.03)

Net Asset Value, End of Period	$13.59		$13.14	$11.64	$10.79	$12.11	$14.35

Total Return (%)(a)	3.37	(g)	24.20	8.19	(2.31)	5.85	41.25
Net Assets End of Period (in millions)	8.7		8.4	6.9	6.5	6.3	11.1
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	(0.14	)(h)	(0.01)	0.02	(0.15)	(0.12)	0.20
Ratio of Expenses to Average Net Assets (%)	2.23	(h)	2.25	2.39	2.51	1.39	1.50
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(h)	0.85	0.85	0.85	0.85	0.85
Portfolio Turnover Rate (%)(b)	33.04	(g)	61.95	54.20	65.84	64.02	54.18

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	Includes $0.03 of tax-basis return of capital distributions.

(g)	Not annualized.

(h)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund							Money Market Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017	2016	2015	2014	2013			2017	2016		2015		2014		2013
$9.82		$9.78	$9.68	$9.94	$9.85	$10.55	$10.52		$10.52	$10.52		$10.52		$10.52		$10.52

0.14		0.27	0.30	0.31	0.49	0.34	0.07		0.08	0.02		—	(d)	—	(d)	—	(d)
(0.28)		0.04	0.11	(0.25)	0.16	(0.47)	—	(d)	— (d)	—	(d)	—	(d)	—	(d)	—	(d)

(0.14)		0.31	0.41	0.06	0.65	(0.13)	0.07		0.08	0.02		—		—		—

(0.13)		(0.27)	(0.30)	(0.30)	(0.49)	(0.38)	(0.07)		(0.08)	(0.02)		—	(d)	—	(d)	—	(d)
—		— (d)	(0.01)	(0.02)	(0.07)	(0.19)	—		—	—		—	(d)	—		—	(d)

(0.13)		(0.27)	(0.31)	(0.32)	(0.56)	(0.57)	(0.07)		(0.08)	(0.02)		—		—		—

$9.55		$9.82	$9.78	$9.68	$9.94	$9.85	$10.52		$10.52	$10.52		$10.52		$10.52		$10.52

(1.43	)(g)	3.26	4.25	0.58	6.60	(1.24)	0.73	(g)	0.73	0.21		0.04		0.02		0.02
19.1		20.1	17.2	16.5	17.1	82.0	25.3		21.5	25.4		27.9		28.1		35.2
2.82	(h)	2.90	3.02	3.03	3.53	3.32	1.47	(h)	0.72	0.21		0.04		0.02		0.02
1.79	(h)	1.79	1.93	1.95	0.88	0.91	1.30	(h)	1.30	1.44		1.42		0.64		0.65
0.45	(h)	0.45	0.45	0.45	0.45	0.45	0.20	(h)	0.20	0.20	(e)	0.11	(c)	0.08	(c)	0.08	(c)
6.90	(g)	12.63	13.13	16.02	17.83	26.19	NA		NA	NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At June 30, 2018, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2018, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2018. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2018:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$6,550,860	—	—		$6,550,860
Common Stock-Active	$5,432,101	—	$8,550	(1)	$5,440,651
Short-Term Debt Securities-Indexed	—	$49,859	—		$49,859

	$11,982,961	$49,859	$8,550		$12,041,370

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 —Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Equity Index Fund
Common Stock	$40,266,414	—	—		$40,266,414
Short-Term Debt Securities	—	$2,345,041	—		$2,345,041

	$40,266,414	$2,345,041	—		$42,611,455
Mid-Cap Equity Index Fund
Common Stock	$24,360,853	—	—		$24,360,853
Short-Term Debt Securities	—	$1,545,537	—		$1,545,537

	$24,360,853	$1,545,537	—		$25,906,390
Small Cap Value Fund
Common Stock	$10,773,890	—	$76,700	(1)	$10,850,590
Small Cap Growth Fund
Common Stock	$8,456,410	—	—	(1)	$8,456,410
Bond Fund
U.S. Government Debt	—	$5,213,012	—		$5,213,012
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$5,719,616	—		$5,719,616
Long-Term Corporate Debt	—	$7,871,860	—		$7,871,860

	—	$18,804,488	—		$18,804,488
Money Market Fund
U.S. Government Debt	—	$6,486,909	—		$6,486,909
U.S. Government Agency Short-Term Debt	—	$3,645,707	—		$3,645,707
Commercial Paper	—	$15,189,402	—		$15,189,402

	—	$25,322,018	—		$25,322,018
Other Financial Instruments:*

All America Fund	$(3,283)	—	—		$(3,283)
Equity Index Fund	$(65,650)	—	—		$(65,650)
Mid-Cap Equity Index Fund	$(45,405)	—	—		$(45,405)

*

Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.

(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for Six Months Ended June 30, 2018
	Balance December 31, 2017(a)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Balance June 30, 2018(a)	Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2018 Included in Statements of Operation
All America Fund	$8,550	—	—	—	$8,550	$948
Small Cap Value Fund	$76,700	—	—	—	$76,700	$8,172
Small Cap Growth Fund	—	—	—	—	—	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Security Valuation — Investment securities are carried at fair value as follows:

Fund investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of June 30, 2018 and for the six months ended June 30, 2018:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net unrealized appreciation (depreciation) of investments and future contracts	$(3,283)	$(65,650)	$(45,405)

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on: Future contracts	$6,166	$102,833	$88,250

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of: Future contracts	$(4,378)	$(72,002)	$(51,110)

During the six months ended June 30, 2018, the Equity Index Fund, Mid-Cap Equity Index Fund and All America Fund purchased futures contracts with total principal amounts of $5,703,910, $3,752,404 and $278,798, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2018, the Money Market Fund and Bond Fund had a cumulative capital loss carry forward of $396 and $55,989, respectively, to offset net realized capital gains generated after December 31, 2017.

The Money Market Fund recognized a post-October 2017 capital loss of $75 which was deferred for income tax purposes to the first day of the following year.

The All America Fund and Small Cap Growth Fund recognized late-year 2017 ordinary losses of $102 and $619, respectively, which were deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. During the six months ended June 30, 2018, the Adviser’s fee for the Money Market Fund was .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2019 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. During the six months ended June 30, 2018, all of the Money Market Fund’s non-advisory operating expenses and none of the investment management fee, were reimbursed by the Adviser.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2018 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$1,174,160	$2,867,088	$3,187,138	$1,212,778

Proceeds from sales of investments	$1,976,762	$5,848,103	$3,107,238	$1,256,530

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$2,736,873	$47,633	—

Proceeds from sales of investments	$2,883,781	$334,546	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$1,262,569	—

Proceeds from sales of investments	—	$1,520,808	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $107,231,517; net proceeds from sales were $103,544,934.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2018 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,522,876	$13,132,458	$6,328,436	$2,770,255
Unrealized Depreciation	(426,778)	(1,527,704)	(1,075,251)	(563,063)

Net	$3,096,098	$11,604,754	$5,253,185	$2,207,192

Tax Cost of Investments	$8,945,272	$31,006,701	$20,653,205	$8,643,398

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,802,273	$137,006	$528
Unrealized Depreciation	(334,282)	(412,265)	0

Net	$1,467,991	$(275,259)	$528

Tax Cost of Investments	$6,988,419	$19,079,747	$25,321,490

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

3.	INVESTMENTS (CONTINUED)

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2018, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2018, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	37%
Small Cap Growth Fund	53%
Bond Fund	8%
Money Market Fund	0%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at June 30, 2018 were as follows:

All America Fund: four shareholders owning 37%, 15%, 11% and 6%, respectively.

Equity Index Fund: six shareholders owning 16%, 14%, 13%, 12%, 10% and 5%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 29%, 24%, 12% and 5%, respectively.

Small Cap Value Fund: three shareholders owning 29%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 20% and 12%, respectively.

Bond Fund: five shareholders owning 29%, 16%, 10%, 5% and 5%, respectively.

Money Market Fund: six shareholders owning 17%, 8%, 7%, 7%, 7%, and 5%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 27, 2018, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Pursuant to shareholders’ instructions, substantially all 2018 and 2017 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2018 and 2017 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2018	$77,844	$403,371	$172,502	$48,966
2017	$184,521	$763,632	$437,021	$184,809
Long-Term Capital Gains
2018	$0	$0	$0	$0
2017	$1,111,078	$805,297	$1,845,049	$716,676
Return of Capital
2018	$0	$0	$0	$0
2017	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2018	$0	$263,416	$169,283
2017	$62,863	$544,216	$176,001
Long-Term Capital Gains
2018	$0	$0	$0
2017	$706,751	$8,402	$0
Return of Capital
2018	$0	$0	$0
2017	$0	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2018, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$163,079	$231,730	$181,567	$304
Accumulated undistributed realized gain (loss) on investments and futures contracts	$823,045	$3,643,783	$1,009,034	$258,173
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,096,098	$11,604,754	$5,253,185	$2,207,192

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$59,949	$20,814	$5,460
Accumulated undistributed realized gain (loss) on investments and futures contracts	$597,787	$(55,989)	$(396)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,467,991	$(275,259)	$528

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the six months ended June 30, 2018, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the six months ended June 30, 2018, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$2,310	$10,068	$20,267	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(2,310)	$(10,068)	$(20,267)	$0

Paid in capital	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$6,648	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(6,648)	$0	$0

Paid in capital	$0	$0	$0

7.	RECENT ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The new rules also promote effective liquidity risk management across the open-end fund industry and enhance disclosure regarding fund liquidity and redemption practices. The compliance date of these rules is generally December 1, 2018. Management is currently evaluating the impact and implications of the updates, which have not yet been determined.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of June 30, 2018. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 22, 2018, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2017, the Adviser had approximately $17 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the

Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2017, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Advance Auto Parts, Inc.	20	2,714
Amazon.com, Inc.*	112	190,373
Aptiv PLC	73	6,689
AutoZone, Inc.*	8	5,367
Best Buy Co., Inc.	69	5,146
Booking Hldgs., Inc.*	14	28,379
BorgWarner, Inc.	55	2,374
CarMax, Inc.*	50	3,644
Carnival Corp.	112	6,419
CBS Corp. Cl B	95	5,341
Charter Communications, Inc. Cl A*	51	14,954
Chipotle Mexican Grill, Inc.*	7	3,020
Comcast Corp. Cl A	1,278	41,931
D.R. Horton, Inc.	95	3,895
Darden Restaurants, Inc.	34	3,640
Discovery, Inc. Cl A*	43	1,183
Discovery, Inc. Cl C*	94	2,397
DISH Network Corp.*	63	2,117
Disney (Walt) Co.	415	43,496
Dollar General Corp.	71	7,001
Dollar Tree, Inc.*	66	5,610
Expedia, Inc.	34	4,086
Foot Locker, Inc.	33	1,737
Ford Motor Co.	1,089	12,055
Gap, Inc.	60	1,943
Garmin Ltd.	31	1,891
General Motors Co.	353	13,908
Genuine Parts Co.	40	3,672
Goodyear Tire & Rubber Co.	66	1,537
H&R Block, Inc.	58	1,321
Hanesbrands, Inc.	100	2,202
Harley-Davidson, Inc.	46	1,936
Hasbro, Inc.	31	2,862
Hilton Worldwide Hldgs., Inc.	78	6,174
Home Depot, Inc.	322	62,822
Interpublic Group of Cos., Inc.	107	2,508
Kohl’s Corp.	46	3,353
L Brands, Inc.	68	2,508
Leggett & Platt, Inc.	36	1,607
Lennar Corp. Cl A	75	3,938
LKQ Corp.*	86	2,743
Lowe’s Cos., Inc.	229	21,886
Macy’s, Inc.	85	3,182
Marriott International, Inc. Cl A	83	10,508
Mattel, Inc.	95	1,560
McDonald’s Corp.	219	34,315
MGM Resorts International	140	4,064
Michael Kors Hldgs. Ltd.*	42	2,797
Mohawk Industries, Inc.*	17	3,643
Netflix, Inc.*	121	47,363
Newell Brands, Inc.	135	3,482
News Corp. Cl A	106	1,643
News Corp. Cl B	34	539
NIKE, Inc. Cl B	358	28,525
Nordstrom, Inc.	32	1,657
Norwegian Cruise Line Hldgs. Ltd.*	57	2,693

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Omnicom Group, Inc.	64	4,881
O’Reilly Automotive, Inc.*	23	6,292
PulteGroup, Inc.	73	2,099
PVH Corp.	21	3,144
Ralph Lauren Corp.	15	1,886
Ross Stores, Inc.	105	8,899
Royal Caribbean Cruises Ltd.	47	4,869
Starbucks Corp.	385	18,807
Tapestry, Inc.	80	3,737
Target Corp.	149	11,342
Tiffany & Co.	28	3,685
TJX Cos., Inc.	174	16,561
Tractor Supply Co.	35	2,677
TripAdvisor, Inc.*	30	1,671
Twenty-First Century Fox, Inc. Cl A	294	14,609
Twenty-First Century Fox, Inc. Cl B	122	6,011
Ulta Beauty, Inc.*	16	3,735
Under Armour, Inc. Cl A*	51	1,146
Under Armour, Inc. Cl C*	52	1,096
V.F. Corp.	91	7,418
Viacom, Inc. Cl B	98	2,956
Whirlpool Corp.	18	2,632
Wynn Resorts Ltd.	24	4,016
Yum! Brands, Inc.	90	7,040

		829,559

CONSUMER STAPLES (3.6%)
Altria Group, Inc.	527	29,928
Archer-Daniels-Midland Co.	155	7,104
Brown-Forman Corp. Cl B	73	3,578
Campbell Soup Co.	53	2,149
Church & Dwight Co., Inc.	68	3,615
Clorox Co.	36	4,869
Coca-Cola Co.	1,067	46,799
Colgate-Palmolive Co.	243	15,749
Conagra Brands, Inc.	110	3,930
Constellation Brands, Inc. Cl A	47	10,287
Costco Wholesale Corp.	122	25,496
Coty, Inc. Cl A	131	1,847
Estee Lauder Cos., Inc. Cl A	62	8,847
General Mills, Inc.	165	7,303
Hershey Co.	39	3,629
Hormel Foods Corp.	75	2,791
J.M. Smucker Co.	31	3,332
Kellogg Co.	69	4,821
Kimberly-Clark Corp.	97	10,218
Kraft Heinz Co.	166	10,428
Kroger Co.	226	6,430
McCormick & Co., Inc.	33	3,831
Molson Coors Brewing Co. Cl B	51	3,470
Mondelez International, Inc. Cl A	411	16,851
Monster Beverage Corp.*	114	6,532
PepsiCo, Inc.	395	43,004
Philip Morris Int’l., Inc.	433	34,960
Proctor & Gamble Co.	701	54,720
Sysco Corp.	133	9,083
Tyson Foods, Inc. Cl A	82	5,646
Walgreens Boots Alliance, Inc.	237	14,224
Wal-Mart Stores, Inc.	403	34,517

		439,988

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

ENERGY (3.3%)
Anadarko Petroleum Corp.	143	10,475
Andeavor	39	5,116
Apache Corp.	106	4,956
Baker Hughes, a GE Co.	117	3,865
Cabot Oil & Gas Corp.	126	2,999
Chevron Corp.	533	67,387
Cimarex Energy Co.	26	2,645
Concho Resources, Inc.*	41	5,672
ConocoPhillips	326	22,696
Devon Energy Corp.	146	6,418
EOG Resources, Inc.	161	20,033
EQT Corp.	70	3,863
Exxon Mobil Corp.	1,181	97,704
Halliburton Co.	244	10,995
Helmerich & Payne, Inc.	30	1,913
Hess Corp.	74	4,950
HollyFrontier Corp.	49	3,353
Kinder Morgan, Inc.	529	9,347
Marathon Oil Corp.	237	4,944
Marathon Petroleum Corp.	129	9,051
National Oilwell Varco, Inc.	106	4,600
Newfield Exploration Co.*	55	1,664
Noble Energy, Inc.	136	4,798
Occidental Petroleum Corp.	213	17,824
ONEOK, Inc.	114	7,961
Phillips 66	117	13,140
Pioneer Natural Resources Co.	47	8,894
Schlumberger Ltd.	386	25,874
TechnipFMC PLC	121	3,841
Valero Energy Corp.	120	13,300
Williams Cos., Inc.	230	6,235

		406,513

FINANCIALS (8.4%)
Affiliated Managers Group, Inc.	15	2,230
Aflac, Inc.	215	9,249
Allstate Corp.	98	8,944
American Express Co.	199	19,502
American Int’l. Group, Inc.	249	13,202
Ameriprise Financial, Inc.	40	5,595
Aon PLC	68	9,328
Assurant, Inc.	14	1,449
Bank of America Corp.	2,624	73,971
Bank of New York Mellon Corp.	281	15,154
BB&T Corp.	216	10,895
Berkshire Hathaway, Inc. Cl B*	535	99,858
BlackRock, Inc.	34	16,967
Brighthouse Financial, Inc.*	33	1,322
Capital One Financial Corp.	135	12,407
CBOE Holdings, Inc.	31	3,226
Charles Schwab Corp.	333	17,016
Chubb Ltd.	129	16,386
Cincinnati Financial Corp.	41	2,741
Citigroup, Inc.	709	47,446
Citizens Financial Group, Inc.	134	5,213
CME Group, Inc.	94	15,408
Comerica, Inc.	48	4,364
Discover Financial Svcs.	98	6,900
E*Trade Financial Corp.*	73	4,465
Everest Re Group Ltd.	12	2,766
Fifth Third Bancorp	191	5,482
Franklin Resources, Inc.	89	2,852
Gallagher (Arthur J.) & Co.	50	3,264

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Goldman Sachs Group, Inc.	97	21,395
Hartford Financial Svcs. Group, Inc.	99	5,062
Huntington Bancshares, Inc.	307	4,531
Intercontinental Exchange, Inc.	161	11,842
Invesco Ltd.	114	3,028
iShares Core S&P 500 ETF	552	150,720
Jefferies Financial Group, Inc	85	1,933
JPMorgan Chase & Co.	947	98,677
KeyCorp	295	5,764
Lincoln National Corp.	60	3,735
Loews Corp.	73	3,524
M&T Bank Corp.	41	6,976
Marsh & McLennan Cos., Inc.	141	11,558
MetLife, Inc.	283	12,339
Moody’s Corp.	46	7,846
Morgan Stanley	379	17,965
MSCI, Inc. Cl A	25	4,136
Nasdaq, Inc.	32	2,921
Northern Trust Corp.	59	6,071
People’s United Financial, Inc.	96	1,737
PNC Financial Svcs. Grp., Inc.	130	17,563
Principal Financial Grp., Inc.	74	3,918
Progressive Corp.	162	9,582
Prudential Financial, Inc.	116	10,847
Raymond James Financial, Inc.	36	3,217
Regions Financial Corp.	312	5,547
S&P Global, Inc.	70	14,272
State Street Corp.	101	9,402
SunTrust Banks, Inc.	129	8,517
SVB Financial Group*	15	4,331
Synchrony Financial	197	6,576
T. Rowe Price Group, Inc.	67	7,778
Torchmark Corp.	29	2,361
Travelers Cos., Inc.	75	9,176
U.S. Bancorp	434	21,709
Unum Group	61	2,256
Wells Fargo & Co.	1,221	67,692
Willis Towers Watson PLC	36	5,458
XL Group Ltd.	71	3,972
Zions Bancorporation	54	2,845

		1,036,381

HEALTH CARE (7.3%)
Abbott Laboratories	488	29,763
AbbVie, Inc.	423	39,191
Abiomed, Inc.*	11	4,500
Aetna, Inc.	91	16,699
Agilent Technologies, Inc.	89	5,504
Alexion Pharmaceuticals, Inc.*	62	7,697
Align Technology, Inc.*	20	6,843
Allergan PLC	94	15,672
AmerisourceBergen Corp.	45	3,837
Amgen, Inc.	185	34,149
Anthem, Inc.	71	16,900
Baxter International, Inc.	137	10,116
Becton, Dickinson & Co.	74	17,727
BIOGEN, Inc.*	58	16,834
Boston Scientific Corp.*	384	12,557
Bristol-Myers Squibb Co.	455	25,180
Cardinal Health, Inc.	87	4,248
Celgene Corp.*	197	15,646
Centene Corp.*	57	7,023

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Cerner Corp.*	87	5,202
CIGNA Corp.	67	11,387
Cooper Companies, Inc.	14	3,296
CVS Health Corp.	282	18,147
Danaher Corp.	171	16,874
DaVita Inc Inc.*	39	2,708
DENTSPLY SIRONA, Inc.	63	2,758
Edwards Lifesciences Corp.*	58	8,443
Envision Healthcare Corp.*	33	1,452
Express Scripts Hldg. Co.*	156	12,045
Gilead Sciences, Inc.	362	25,644
HCA Healthcare, Inc.	77	7,900
Hologic, Inc.*	76	3,021
Humana, Inc.	38	11,310
IDEXX Laboratories, Inc.*	24	5,231
Illumina, Inc.*	41	11,451
Incyte Corp.*	49	3,283
Intuitive Surgical, Inc.*	31	14,833
IQVIA Holdings, Inc.*	45	4,492
Johnson & Johnson	748	90,762
Laboratory Corp. of America Hldgs.*	28	5,027
Lilly (Eli) & Co.	266	22,698
McKesson Corp.	57	7,604
Medtronic PLC	377	32,275
Merck & Co., Inc.	749	45,464
Mettler-Toledo Int’l., Inc.*	8	4,629
Mylan NV*	143	5,168
Nektar Therapeutics*	44	2,149
PerkinElmer, Inc.	30	2,197
Perrigo Co. PLC	36	2,625
Pfizer, Inc.	1,632	59,209
Quest Diagnostics, Inc.	37	4,068
Regeneron Pharmaceuticals, Inc.*	21	7,245
ResMed, Inc.	39	4,040
Schein (Henry), Inc.*	42	3,051
Stryker Corp.	89	15,029
Thermo Fisher Scientific, Inc.	112	23,200
UnitedHealth Group, Inc.	267	65,506
Universal Health Svcs., Inc. Cl B	24	2,675
Varian Medical Systems, Inc.*	25	2,843
Vertex Pharmaceuticals, Inc.*	70	11,897
Waters Corp.*	22	4,259
Zimmer Biomet Hldgs., Inc.	56	6,241
Zoetis, Inc.	134	11,415

		900,839

INDUSTRIALS (5.0%)
3M Co.	165	32,459
Alaska Air Group, Inc.	34	2,053
Allegion PLC	26	2,011
American Airlines Group, Inc.	116	4,403
AMETEK, Inc.	64	4,618
Arconic, Inc.	118	2,007
Boeing Co.	153	51,333
Caterpillar, Inc.	166	22,521
Cintas Corp.	24	4,442
Copart, Inc.*	56	3,167
CSX Corp.	244	15,562
Cummins, Inc.	43	5,719
Deere & Co.	90	12,582
Delta Air Lines, Inc.	179	8,868
Dover Corp.	43	3,148

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Eaton Corp. PLC	121	9,044
Emerson Electric Co.	175	12,100
Equifax, Inc.	33	4,129
Expeditors Int’l. of Wash.	49	3,582
Fastenal Co.	80	3,850
FedEx Corp.	68	15,440
Flowserve Corp.	36	1,454
Fluor Corp.	39	1,902
Fortive Corp.	85	6,554
Fortune Brands Home & Security, Inc.	41	2,201
General Dynamics Corp.	76	14,167
General Electric Co.	2,417	32,895
Grainger (W.W.), Inc.	14	4,318
Harris Corp.	33	4,770
Honeywell International, Inc.	208	29,962
Hunt (J.B.) Transport Svcs., Inc.	24	2,917
Huntington Ingalls Industries, Inc.	13	2,818
IHS Markit Ltd.*	100	5,159
Illinois Tool Works, Inc.	85	11,776
Ingersoll-Rand PLC	69	6,191
Jacobs Engineering Group, Inc.	33	2,095
Johnson Controls Int’l. PLC	257	8,597
Kansas City Southern	28	2,967
L-3 Communications Corp.	22	4,231
Lockheed Martin Corp.	69	20,385
Masco Corp.	86	3,218
Nielsen Hldgs. PLC	93	2,876
Norfolk Southern Corp.	78	11,768
Northrop Grumman Corp.	48	14,770
PACCAR, Inc.	98	6,072
Parker Hannifin Corp.	37	5,766
Pentair PLC	46	1,936
Quanta Services, Inc.*	42	1,403
Raytheon Co.	80	15,454
Republic Services, Inc.	62	4,238
Robert Half Int’l., Inc.	34	2,213
Robinson (C.H.) Worldwide, Inc.	39	3,263
Rockwell Automation, Inc.	35	5,818
Rockwell Collins, Inc.	45	6,061
Roper Technologies, Inc.	28	7,725
Smith (A.O.) Corp.	40	2,366
Snap-on, Inc.	16	2,572
Southwest Airlines Co.	149	7,581
Stanley Black & Decker, Inc.	43	5,711
Stericycle, Inc.*	24	1,567
Textron, Inc.	72	4,746
TransDigm Group, Inc.	13	4,487
Union Pacific Corp.	217	30,745
United Continental Hldgs., Inc*	66	4,602
United Parcel Service, Inc. Cl B	192	20,396
United Rentals, Inc.*	23	3,395
United Technologies Corp.	207	25,881
Verisk Analytics, Inc. Cl A*	43	4,629
Waste Management, Inc.	110	8,947
Xylem, Inc.	50	3,369

		611,972

INFORMATION TECHNOLOGY (13.4%)
Accenture PLC Cl A	179	29,283
Activision Blizzard, Inc.	211	16,104
Adobe Systems, Inc.*	137	33,402
Advanced Micro Devices, Inc.*	227	3,403

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Akamai Technologies, Inc.*	47	3,442
Alliance Data Systems Corp.	13	3,032
Alphabet, Inc. Cl A*	83	93,723
Alphabet, Inc. Cl C*	84	93,715
Amphenol Corp. Cl A	84	7,321
Analog Devices, Inc.	103	9,880
ANSYS, Inc.*	23	4,006
Apple, Inc.	1,371	253,781
Applied Materials, Inc.	281	12,979
Autodesk, Inc.*	61	7,996
Automatic Data Processing, Inc.	122	16,365
Broadcom, Inc.	112	27,176
Broadridge Financial Solutions, Inc.	29	3,338
CA, Inc.	86	3,066
Cadence Design Systems, Inc.*	78	3,378
Cisco Systems, Inc.	1,311	56,412
Citrix Systems, Inc.*	36	3,774
Cognizant Technology Solutions	163	12,875
Corning, Inc.	232	6,382
DXC Technology Co.	79	6,368
eBay, Inc.*	258	9,355
Electronic Arts, Inc.*	85	11,987
F5 Networks, Inc.*	17	2,932
Facebook, Inc. Cl A*	667	129,611
Fidelity Nat’l. Information Svcs., Inc.	92	9,755
Fiserv, Inc.*	114	8,446
FleetCor Technologies, Inc.*	24	5,056
FLIR Systems, Inc.	38	1,975
Gartner, Inc.*	25	3,323
Global Payments, Inc.	44	4,906
Hewlett Packard Enterprise Co.	427	6,238
HP, Inc.	457	10,369
Intel Corp.	1,297	64,474
Int’l. Business Machines Corp.	237	33,109
Intuit, Inc.	67	13,688
IPG Photonics Corp.*	11	2,427
Juniper Networks, Inc.	97	2,660
KLA-Tencor Corp.	43	4,409
Lam Research Corp.	45	7,778
Mastercard, Inc. Cl A	255	50,113
Microchip Technology, Inc.	65	5,912
Micron Technology, Inc.*	322	16,886
Microsoft Corp.	2,140	211,020
Motorola Solutions, Inc.	45	5,237
NetApp, Inc.	74	5,811
NVIDIA Corp.	168	39,799
Oracle Corp.	831	36,614
Paychex, Inc.	89	6,083
PayPal Hldgs., Inc.*	311	25,897
Qorvo, Inc.*	35	2,806
QUALCOMM, Inc.	413	23,178
Red Hat, Inc.*	49	6,584
Salesforce.com, inc.*	196	26,734
Seagate Technology PLC	79	4,461
Skyworks Solutions, Inc.	50	4,833
Symantec Corp.	172	3,552
Synopsys, Inc.*	41	3,508
Take-Two Interactive Software, Inc.*	32	3,788
TE Connectivity Ltd.	97	8,736
Texas Instruments, Inc.	272	29,988
Total System Services, Inc.	46	3,888

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Twitter, Inc.*	182	7,948
VeriSign, Inc.*	26	3,573
Visa, Inc. Cl A	497	65,828
Western Digital Corp.	83	6,425
Western Union Co.	128	2,602
Xerox Corp.	59	1,416
Xilinx, Inc.	70	4,568

		1,661,487

MATERIALS (1.4%)
Air Products & Chemicals, Inc.	61	9,500
Albemarle Corp.	31	2,924
Avery Dennison Corp.	24	2,450
Ball Corp.	97	3,448
CF Industries Hldgs., Inc.	64	2,842
DowDuPont, Inc.	647	42,650
Eastman Chemical Co.	39	3,898
Ecolab, Inc.	72	10,104
FMC Corp.	37	3,301
Freeport-McMoRan, Inc.	375	6,473
International Paper Co.	115	5,989
Int’l. Flavors & Fragrances, Inc.	22	2,727
LyondellBasell Inds. NV Cl A	89	9,777
Martin Marietta Materials, Inc.	17	3,797
Newmont Mining Corp.	148	5,581
Nucor Corp.	88	5,500
Packaging Corp. of America	26	2,907
PPG Industries, Inc.	70	7,261
Praxair, Inc.	80	12,652
Sealed Air Corp.	45	1,910
Sherwin-Williams Co.	23	9,374
The Mosaic Co.	97	2,721
Vulcan Materials Co.	37	4,775
WestRock Co.	71	4,048

		166,609

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	28	3,533
American Tower Corp.	122	17,589
Apartment Investment & Management Co. Cl A	43	1,819
AvalonBay Communities, Inc.	38	6,532
Boston Properties, Inc.	43	5,393
CBRE Group, Inc.*	84	4,010
Crown Castle Int’l. Corp.	115	12,399
Digital Realty Trust, Inc.	57	6,360
Duke Realty Corp.	99	2,874
Equinix, Inc.	22	9,458
Equity Residential	102	6,496
Essex Property Trust, Inc.	18	4,303
Extra Space Storage, Inc.	35	3,493
Federal Realty Investment Trust	20	2,531
GGP, Inc.	176	3,596
HCP, Inc.	130	3,357
Host Hotels & Resorts, Inc.	206	4,340
Iron Mountain, Inc.	78	2,731
Kimco Realty Corp.	118	2,005
Mid-America Apt. Communities, Inc.	31	3,121
ProLogis, Inc.	148	9,722
Public Storage	41	9,301
Realty Income Corp.	79	4,249
Regency Centers Corp.	41	2,545
SBA Communications Corp. Cl A*	32	5,284
Simon Property Group, Inc.	86	14,636

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

SL Green Realty Corp	25	2,513
The Macerich Co.	30	1,705
UDR, Inc.	74	2,778
Ventas, Inc.	99	5,638
Vornado Realty Trust	48	3,548
Welltower, Inc.	103	6,457
Weyerhaeuser Co.	210	7,657

		181,973

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	2,002	64,284
CenturyLink, Inc.	273	5,089
Verizon Communications, Inc.	1,151	57,907

		127,280

UTILITIES (1.5%)
AES Corp.	184	2,467
Alliant Energy Corp.	64	2,708
Ameren Corp.	67	4,077
American Electric Power Co., Inc.	137	9,487
American Water Works Co., Inc.	49	4,184
CenterPoint Energy, Inc.	120	3,325
CMS Energy Corp.	78	3,688
Consolidated Edison, Inc.	86	6,706
Dominion Resources, Inc.	181	12,341
DTE Energy Co.	50	5,182
Duke Energy Corp.	195	15,421
Edison International	90	5,694
Entergy Corp.	50	4,040
Evergy, Inc.	75	4,211
Eversource Energy	88	5,158
Exelon Corp.	269	11,459
FirstEnergy Corp.	124	4,453
NextEra Energy, Inc.	131	21,881
NiSource, Inc.	94	2,470
NRG Energy, Inc.	83	2,548
PG&E Corp.	143	6,086
Pinnacle West Capital Corp.	31	2,497
PPL Corp.	194	5,539
Public Svc. Enterprise Group, Inc.	140	7,580
SCANA Corp.	39	1,502
Sempra Energy	73	8,476
Southern Co.	281	13,013
WEC Energy Group, Inc.	87	5,625
Xcel Energy, Inc.	141	6,441

		188,259

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,274,678) 53.1%		6,550,860

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	1.88	08/23/18	50,000	49,859

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $49,859) 0.4%					49,859

TOTAL INDEXED ASSETS (Cost: $4,324,537) 53.5%					6,600,719

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.2%)
American Axle & Mfg. Hldgs., Inc.*	500	7,780
AutoZone, Inc.*	41	27,508
Belmond Ltd.*	838	9,344
Bloomin’ Brands, Inc.	1,112	22,351
BorgWarner, Inc.	381	16,444
Bright Horizons Family Solutions, Inc.*	165	16,916
Dave & Buster’s Entertainment, Inc.*	404	19,230
Discovery, Inc. Cl A*	140	3,850
Discovery, Inc. Cl C*	833	21,242
Expedia, Inc.	55	6,610
Five Below, Inc.*	547	53,447
Haverty Furniture Cos., Inc.	664	14,342
Houghton Mifflin Harcourt Co.*	1,572	12,026
ILG, Inc.	311	10,272
Lions Gate Entertainment Corp. Cl A	776	19,260
Lions Gate Entertainment Corp. Cl B	571	13,396
Lithia Motors, Inc. Cl A	421	39,814
Marriott International, Inc. Cl A	135	17,091
MSG Networks, Inc.*	547	13,101
NVR, Inc.*	5	14,852
Playa Hotels & Resorts NV*	1,298	14,018
Qurate Retail, Inc.*	472	10,016
Ralph Lauren Corp.	200	25,144
Red Rock Resorts, Inc. Cl A	679	22,747
Shutterfly, Inc.*	85	7,653
Sleep Number Corp.*	1,198	34,766
Steve Madden Ltd.	228	12,107
Taylor Morrison Home Corp. Cl A*	109	2,265
Texas Roadhouse, Inc.	79	5,175
Tractor Supply Co.	294	22,488
Unifi, Inc.*	265	8,401

		523,656

CONSUMER STAPLES (1.1%)
BJ’s Wholesale Club Hldgs., Inc.*	194	4,588
Cal-Maine Foods, Inc.*	313	14,351
Church & Dwight Co., Inc.	439	23,337
Constellation Brands, Inc. Cl A	108	23,638
Crimson Wine Group Ltd.*	1,513	13,995
Ingredion, Inc.	63	6,974
J.M. Smucker Co.	119	12,790
Orchids Paper Products Co.*	1,072	4,267
Vector Group Ltd.	1,055	20,129
WD-40 Co.	54	7,898

		131,967

ENERGY (2.7%)
Abraxas Petroleum Corp.*	1,731	5,003
Andeavor	38	4,985
Apergy Corp.*	83	3,465
Baker Hughes, a GE Co.	148	4,888
C&J Energy Svcs., Inc.*	600	14,160
Callon Petroleum Co.*	620	6,659
Carrizo Oil and Gas, Inc.*	430	11,976
Centennial Resource Dev., Inc. Cl A*	780	14,087
Cheniere Energy, Inc.*	121	7,888
Continental Resources, Inc.*	420	27,199
CrossAmerica Partners LP	332	5,604
Devon Energy Corp.	353	15,518
Hess Corp.	77	5,151

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Kosmos Energy Ltd.*	670	5,541
Matador Resources Co.*	146	4,387
Matrix Service Co.*	219	4,019
MPLX LP	137	4,677
Newfield Exploration Co.*	598	18,090
Noble Energy, Inc.	215	7,585
PBF Energy, Inc.	1,066	44,698
PDC Energy, Inc.*	164	9,914
ProPetro Hldg. Corp.*	430	6,742
Range Resources Corp.	1,511	25,279
Ring Energy, Inc.*	540	6,815
RPC, Inc.	1,080	15,736
US Silica Hldgs., Inc.	210	5,395
Weatherford Int’l. PLC*	442	1,454
Whiting Petroleum Corp.*	597	31,474
Williams Cos., Inc.	709	19,221

		337,610

FINANCIALS (8.3%)
American Equity Investment Life Hldg. Co.	441	15,876
American Financial Group, Inc.	109	11,699
Ameriprise Financial, Inc.	174	24,339
AMERISAFE, Inc.	140	8,085
Aspen Insurance Hldgs. Ltd.	319	12,983
Associated Banc-Corp.	406	11,084
BancFirst Corp.	329	19,477
Bank of Marin Bancorp	136	10,996
BankUnited, Inc.	191	7,802
Banner Corp.	263	15,814
Bridgewater Bancshares, Inc.*	50	636
Brookline Bancorp, Inc.	1,029	19,139
Brown & Brown, Inc.	480	13,310
Bryn Mawr Bank Corp.	295	13,659
Cadence Bancorporation	281	8,112
CBOE Holdings, Inc.	142	14,778
Charter Financial Corp.	549	13,258
Citizens Financial Group, Inc.	120	4,668
Columbia Banking System, Inc.	100	4,090
Dime Community Bancshares	498	9,711
Discover Financial Svcs.	249	17,532
East West Bancorp, Inc.	223	14,540
Ellington Financial LLC	914	14,268
Enterprise Financial Svcs. Corp.	329	17,750
Everest Re Group Ltd.	73	16,825
Fifth Third Bancorp	756	21,698
First Connecticut Bancorp, Inc.	239	7,313
First Interstate BancSytem, Inc.	368	15,530
First Merchants Corp.	310	14,384
First Republic Bank/CA	162	15,680
Flushing Financial Corp.	368	9,605
Glacier Bancorp, Inc.	346	13,383
Great Southern Bancorp, Inc.	122	6,978
Hanmi Financial Corp.	97	2,750
Hartford Financial Svcs. Group, Inc.	524	26,792
Heritage Financial Corp.	415	14,463
IBERIABANK Corp.	42	3,184
Investors Bancorp, Inc.	739	9,452
iShares Micro-Cap ETF	96	10,140
iShares Russell Mid-Cap ETF	95	20,153
iShares Russell Mid-Cap Value ETF	300	26,547
KeyCorp	1,404	27,434
Lincoln National Corp.	148	9,213

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Marlin Business Svcs. Corp.	556	16,597
MB Financial, Inc.	251	11,722
Moelis & Co. Cl A	288	16,891
NMI Hldgs., Inc. Cl A*	1,309	21,337
Northfield Bancorp, Inc.	763	12,681
Pinnacle Financial Partners, Inc.	452	27,730
Primerica, Inc.	70	6,972
Principal Financial Grp., Inc.	205	10,855
Progressive Corp.	536	31,705
Raymond James Financial, Inc.	204	18,227
Reinsurance Grp. of America, Inc.	226	30,166
S&T Bancorp, Inc.	294	12,713
SEI Investments Co.	258	16,130
Selective Insurance Group, Inc.	331	18,205
Starwood Property Trust, Inc.	1,520	32,999
State Bank Financial Corp.	181	6,045
Sterling Bancorp	189	4,442
Stock Yards Bancorp, Inc.	609	23,233
SVB Financial Group*	185	53,421
Synchrony Financial	121	4,039
TriCo Bancshares	199	7,453
TriState Capital Hldgs., Inc.*	380	9,918
UMB Financial Corp.	109	8,309
United Financial Bancorp, Inc.	193	3,381
United Insurance Hldgs. Corp.	422	8,263
Voya Financial, Inc.	222	10,434
Waterstone Financial, Inc.	123	2,097
Webster Financial Corp.	175	11,148
Wintrust Financial Corp.	73	6,355
Zions Bancorporation	174	9,168

		1,027,766

HEALTH CARE (5.5%)
Abiomed, Inc.*	12	4,909
Acadia Healthcare Co., Inc.*	486	19,882
ACADIA Pharmaceuticals, Inc.*	483	7,376
Acceleron Pharma, Inc.*	144	6,987
Agilent Technologies, Inc.	235	14,532
Agios Pharmaceuticals, Inc.*	102	8,592
Akebia Therapeutics, Inc.*	260	2,595
Align Technology, Inc.*	29	9,922
Alnylam Pharmaceuticals, Inc.*	55	5,417
Amicus Therapeutics, Inc.*	490	7,654
AMN Healthcare Svcs., Inc.*	64	3,750
Anika Therapeutics, Inc.*	169	5,408
Aptinyx, Inc.*	45	1,088
Array BioPharma, Inc.*	351	5,890
AxoGen, Inc.*	101	5,075
Becton, Dickinson & Co.	33	7,905
BioMarin Pharmaceutical, Inc.*	55	5,181
Blueprint Medicines Corp.*	25	1,587
Boston Scientific Corp.*	470	15,369
Cambrex Corp.*	60	3,138
Centene Corp.*	176	21,685
Chemed Corp.	25	8,045
Clovis Oncology, Inc.*	94	4,274
Dyax Corp. - contingent value rights*	194	0	††
Editas Medicine, Inc.*	124	4,443
Edwards Lifesciences Corp.*	172	25,038
Emergent Biosolutions, Inc.*	301	15,197
Envision Healthcare Corp.*	350	15,403
Evolent Health, Inc. Cl A*	425	8,946

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Exact Sciences Corp.*	132	7,892
FibroGen, Inc.*	86	5,384
Flexion Therapeutics, Inc.*	115	2,973
Haemonetics Corp.*	34	3,049
Halyard Health, Inc.*	100	5,725
Hill-Rom Hldgs., Inc.	75	6,551
Horizon Pharma PLC*	215	3,560
Humana, Inc.	30	8,929
ICU Medical, Inc.*	24	7,048
ImmunoGen, Inc.*	185	1,800
Incyte Corp.*	45	3,015
Insulet Corp.*	144	12,341
Intersect ENT, Inc.*	191	7,153
iRhythm Technologies, Inc.*	100	8,113
Karyopharm Therapeutics, Inc.*	382	6,490
Loxo Oncology, Inc.*	53	9,194
Madrigal Pharmaceuticals, Inc.*	10	2,797
Masimo Corp.*	95	9,277
Medicines Co.*	210	7,707
Medidata Solutions, Inc.*	45	3,625
Mettler-Toledo Int’l., Inc.*	25	14,466
MyoKardia, Inc.*	43	2,135
Neogen Corp.*	121	9,703
Neurocrine Biosciences, Inc.*	359	35,269
Nevro Corp.*	168	13,415
Omnicell, Inc.*	282	14,791
OSI Pharmaceuticals, Inc. - rights*	131	0
Pacific Biosciences of CA, Inc.*	1,032	3,664
Pacira Pharmaceuticals, Inc.*	344	11,025
Penumbra, Inc.*	65	8,980
Portola Pharmaceuticals, Inc.*	125	4,721
Radius Health, Inc.*	115	3,389
Repligen Corp.*	200	9,408
Sage Therapeutics, Inc.*	59	9,235
Sientra, Inc.*	141	2,751
Spark Therapeutics, Inc.*	83	6,869
STAAR Surgical Co.*	145	4,495
Supernus Pharmaceuticals, Inc.*	667	39,920
Ultragenyx Pharmaceutical, Inc.*	90	6,918
United Therapeutics Corp.*	28	3,168
Veeva Systems, Inc. Cl A*	60	4,612
Vericel Corp.*	868	8,419
WellCare Health Plans, Inc.*	106	26,102
Wright Medical Group NV*	600	15,576
Xencor, Inc.*	219	8,105
Zimmer Biomet Hldgs., Inc.	167	18,610
Zoetis, Inc.	279	23,768
Zogenix, Inc.*	117	5,171

		682,596

INDUSTRIALS (6.7%)
AeroVironment, Inc.*	119	8,500
Alaska Air Group, Inc.	322	19,445
AMERCO	22	7,835
ASGN, Inc.*	141	11,025
Astronics Corp.*	319	11,475
BG Staffing, Inc.	162	3,767
BMC Stock Hldgs., Inc.*	1,039	21,664
Builders FirstSource, Inc.*	456	8,340
Carlisle Cos., Inc.	258	27,944
Copart, Inc.*	220	12,443
Daseke, Inc.*	1,148	11,400

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Deluxe Corp.	181	11,984
Dover Corp.	167	12,224
Echo Global Logistics, Inc.*	305	8,921
EMCOR Group, Inc.	87	6,628
Encore Wire Corp.	309	14,662
EnPro Industries, Inc.	141	9,863
Exponent, Inc.	110	5,313
Fortune Brands Home & Security, Inc.	208	11,168
Generac Hldgs., Inc.*	109	5,639
GMS, Inc.*	299	8,100
Granite Construction, Inc.	607	33,786
H&E Equipment Services	255	9,591
Harris Corp.	137	19,802
Healthcare Svcs. Group, Inc.	261	11,273
Hyster-Yale Materials Handling, Inc. Cl A	133	8,545
ICF International, Inc.	114	8,100
John Bean Technologies Corp.	111	9,868
Kirby Corp.*	284	23,742
Knoll, Inc.	185	3,850
L-3 Communications Corp.	182	35,002
Landstar System, Inc.	244	26,645
Lennox International, Inc.	70	14,011
Lincoln Electric Hldgs., Inc.	148	12,988
LSC Communications, Inc.	855	13,389
Miller Industries, Inc.	765	19,546
Mueller Industries, Inc.	1,568	46,271
NCI Building Systems, Inc.*	654	13,734
Nordson Corp.	100	12,841
Old Dominion Freight Line, Inc.	289	43,050
Oshkosh Corp.	87	6,118
Republic Services, Inc.	60	4,102
Robert Half Int’l., Inc.	280	18,228
Rockwell Automation, Inc.	131	21,776
Roper Technologies, Inc.	36	9,933
Schneider National, Inc. Cl B	210	5,777
Simpson Manufacturing Co., Inc.	98	6,095
Smith (A.O.) Corp.	146	8,636
Stanley Black & Decker, Inc.	88	11,687
Sun Hydraulics Corp.	218	10,505
Teledyne Technologies, Inc.*	59	11,745
The Gorman-Rupp Co.	265	9,275
Trex Co., Inc.*	202	12,643
United Rentals, Inc.*	184	27,162
Universal Forest Products, Inc.	695	25,451
VSE Corp.	272	12,996
Wabtec Corp.	148	14,590
Woodward, Inc.	69	5,303
XPO Logistics, Inc.*	45	4,508

		830,904

INFORMATION TECHNOLOGY (6.8%)
Advanced Energy Industries, Inc.*	75	4,357
Aerohive Networks, Inc.*	760	3,017
Altair Engineering, Inc. Cl A*	211	7,212
Amphenol Corp. Cl A	216	18,824
Analog Devices, Inc.	190	18,225
Anixter International, Inc.*	118	7,469
Apptio, Inc. Cl A*	345	12,489
ARRIS International PLC*	340	8,312
Avnet, Inc.	345	14,800
Belden, Inc.	85	5,195
Coherent, Inc.*	50	7,821

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

CommVault Systems, Inc.*	53	3,490
Comtech Telecommunications Corp.	225	7,173
Cornerstone OnDemand, Inc.*	131	6,213
Cray, Inc.*	475	11,685
Cypress Semiconductor Corp.	670	10,439
DXC Technology Co.	279	22,490
Entegris, Inc	225	7,628
EPAM Systems, Inc.*	149	18,525
Etsy, Inc.*	175	7,383
Euronet Worldwide, Inc.*	268	22,451
Everspin Technologies, Inc.*	941	8,394
F5 Networks, Inc.*	14	2,414
Fidelity Nat’l. Information Svcs., Inc.	200	21,206
Finisar Corp.*	195	3,510
Five9, Inc.*	600	20,742
Global Payments, Inc.	176	19,622
Globant S.A.*	144	8,178
Guidewire Software, Inc.*	128	11,364
II-VI, Inc.*	348	15,120
Integrated Device Technology, Inc.*	270	8,608
KLA-Tencor Corp.	146	14,969
LogMeIn, Inc.	324	33,453
Lumentum Hldgs., Inc.*	198	11,464
MAXIMUS, Inc.	70	4,348
MaxLinear, Inc. Cl A*	622	9,697
Microchip Technology, Inc.	121	11,005
MINDBODY, Inc. Cl A*	55	2,123
MKS Instruments, Inc.	146	13,973
New Relic, Inc.*	255	25,650
Nutanix, Inc. Cl A*	270	13,924
Palo Alto Networks, Inc.*	45	9,246
Perficient, Inc.*	473	12,473
Perspecta, Inc.	139	2,856
Plexus Corp.*	125	7,443
Proofpoint, Inc.*	351	40,474
PTC, Inc.*	263	24,673
Q2 Hldgs., Inc.*	142	8,101
Rapid7, Inc.*	681	19,218
Red Hat, Inc.*	135	18,140
Resonant, Inc.*	475	2,679
Richardson Electronics Ltd.	1,615	15,730
Rogers Corp.*	87	9,697
Science Applications Int’l. Corp.	54	4,370
Sequans Communications S.A. ADR*	3,860	7,874
Skyworks Solutions, Inc.	131	12,662
Splunk, Inc.*	179	17,741
Stamps.com, Inc.*	27	6,832
Symantec Corp.	77	1,590
SYNNEX Corp.	179	17,275
Synopsys, Inc.*	104	8,899
Take-Two Interactive Software, Inc.*	131	15,505
ViaSat, Inc.*	385	25,303
Western Digital Corp.	57	4,412
Workday, Inc.*	52	6,298
Worldpay, Inc. Cl A*	193	15,784
Xilinx, Inc.	128	8,353
Xperi Corp.	671	10,804
Xura, Inc.*	342	8,550	††
Zendisk, Inc.*	227	12,369
Zscaler, Inc.*	115	4,111

		844,424

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

MATERIALS (2.5%)
Ashland Global Holdings, Inc.	191	14,932
Axalta Coating Systems Ltd.*	488	14,791
Berry Global Group, Inc.*	150	6,891
Boise Cascade Co.	244	10,907
Century Aluminum Co.*	360	5,670
Crown Hldgs., Inc.*	592	26,498
Eastman Chemical Co.	50	4,998
Ferro Corp.*	1,260	26,271
Ferroglobe PLC	404	3,462
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	30	2,676
Freeport-McMoRan, Inc.	348	6,006
International Paper Co.	161	8,385
Kaiser Aluminum Corp.	101	10,515
Kraton Corporation Inc.*	184	8,490
Minerals Technologies, Inc.	120	9,042
Nucor Corp.	77	4,813
Olin Corp.	775	22,258
Orion Engineered Carbons S.A.	186	5,738
Packaging Corp. of America	302	33,761
RPM International, Inc.	74	4,316
Steel Dynamics, Inc.	746	34,279
The Mosaic Co.	69	1,935
TimkenSteel Corp.*	391	6,393
U.S. Concrete, Inc.*	290	15,226
United States Steel Corp.	158	5,491
Vulcan Materials Co.	106	13,680

		307,424

REAL ESTATE (3.7%)
Alexander’s, Inc.	22	8,418
Apartment Investment & Management Co. Cl A	133	5,626
AvalonBay Communities, Inc.	33	5,672
Brandywine Realty Trust	1,190	20,087
Camden Property Trust	144	13,123
Chatham Lodging Trust	312	6,621
Chesapeake Lodging Trust	415	13,131
Cousins Properties, Inc.	1,125	10,901
Duke Realty Corp.	1,231	35,736
Easterly Government Pptys.	903	17,843
Education Realty Trust, Inc.	190	7,885
Equity Lifestyle Properties, Inc.	44	4,044
Essex Property Trust, Inc.	26	6,216
Extra Space Storage, Inc.	97	9,682
Forest City Realty Trust, Inc. Cl A	1,004	22,901
GGP, Inc.	244	4,985
Highwoods Properties, Inc.	271	13,748
Host Hotels & Resorts, Inc.	890	18,752
Kilroy Realty Corp.	388	29,349
Medical Properties Trust, Inc.	739	10,376
Pebblebrook Hotel Trust	330	12,804
Pennsylvania REIT	459	5,044
ProLogis, Inc.	202	13,269
QTS Realty Trust, Inc.	205	8,098
Regency Centers Corp.	63	3,911
RLJ Lodging Trust	410	9,040
Sabra Health Care REIT, Inc.	280	6,084
SBA Communications Corp. Cl A*	127	20,970
Spirit MTA REIT*	26	268
Spirit Realty Capital, Inc.	260	2,088
Summit Hotel Pptys., Inc.	210	3,005

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Sun Communities, Inc.	150	14,682
Terreno Realty Corp.	796	29,985
The GEO Group, Inc.	827	22,775
The Macerich Co.	70	3,978
Urstadt Biddle Pptys., Inc. Cl A	167	3,779
Vornado Realty Trust	74	5,470
Welltower, Inc.	119	7,460
Weyerhaeuser Co.	368	13,417

		451,223

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	272	5,070
ORBCOMM, Inc.*	1,894	19,130
Shenandoah Telecommunications Co.	477	15,598
Zayo Group Hldgs., Inc.*	207	7,551

		47,349

UTILITIES (2.1%)
AES Corp.	363	4,868
Ameren Corp.	153	9,310
Avista Corp.	237	12,480
Chesapeake Utilities Corp.	114	9,114
Consolidated Edison, Inc.	118	9,202
Edison International	306	19,361
Entergy Corp.	93	7,513
Evergy, Inc.	528	29,647
Eversource Energy	88	5,158
FirstEnergy Corp.	203	7,290
Idacorp, Inc.	124	11,438
NiSource, Inc.	725	19,053
Northwest Natural Gas Co.	118	7,528
NorthWestern Corp.	138	7,901
PG&E Corp.	70	2,979
PNM Resources, Inc.	256	9,958
Portland General Electric Co.	201	8,595
PPL Corp.	240	6,852
Public Svc. Enterprise Group, Inc.	218	11,803
Sempra Energy	267	31,001
UGI Corp.	474	24,681

		255,732

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $4,507,011) 44.0%		5,440,651

TOTAL ACTIVE ASSETS (Cost: $4,507,011) 44.0%		5,440,651

TOTAL INVESTMENTS (Cost: $8,831,548) 97.5%		12,041,370

OTHER NET ASSETS 2.5%		304,245

NET ASSETS 100.0%		$12,345,615

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.8%)
Advance Auto Parts, Inc.	126	17,098
Amazon.com, Inc.*	690	1,172,862
Aptiv PLC	453	41,508
AutoZone, Inc.*	45	30,192
Best Buy Co., Inc.	421	31,398
Booking Hldgs., Inc.*	82	166,221
BorgWarner, Inc.	337	14,545
CarMax, Inc.*	305	22,225
Carnival Corp.	694	39,773
CBS Corp. Cl B	583	32,776
Charter Communications, Inc. Cl A*	316	92,654
Chipotle Mexican Grill, Inc.*	41	17,686
Comcast Corp. Cl A	7,853	257,657
D.R. Horton, Inc.	587	24,067
Darden Restaurants, Inc.	211	22,590
Discovery, Inc. Cl A*	267	7,343
Discovery, Inc. Cl C*	583	14,867
DISH Network Corp.*	391	13,142
Disney (Walt) Co.	2,547	266,951
Dollar General Corp.	435	42,891
Dollar Tree, Inc.*	406	34,510
Expedia, Inc.	207	24,879
Foot Locker, Inc.	202	10,635
Ford Motor Co.	6,697	74,136
Gap, Inc.	372	12,049
Garmin Ltd.	190	11,590
General Motors Co.	2,171	85,537
Genuine Parts Co.	251	23,039
Goodyear Tire & Rubber Co.	409	9,526
H&R Block, Inc.	358	8,155
Hanesbrands, Inc.	619	13,630
Harley-Davidson, Inc.	285	11,993
Hasbro, Inc.	194	17,908
Hilton Worldwide Hldgs., Inc.	478	37,838
Home Depot, Inc.	1,974	385,127
Interpublic Group of Cos., Inc.	660	15,470
Kohl’s Corp.	288	20,995
L Brands, Inc.	416	15,342
Leggett & Platt, Inc.	224	9,999
Lennar Corp. Cl A	466	24,465
LKQ Corp.*	531	16,939
Lowe’s Cos., Inc.	1,407	134,467
Macy’s, Inc.	523	19,576
Marriott International, Inc. Cl A	508	64,313
Mattel, Inc.	584	9,589
McDonald’s Corp.	1,344	210,591
MGM Resorts International	858	24,908
Michael Kors Hldgs. Ltd.*	256	17,050
Mohawk Industries, Inc.*	108	23,141
Netflix, Inc.*	744	291,224
Newell Brands, Inc.	832	21,457
News Corp. Cl A	657	10,184
News Corp. Cl B	209	3,313
NIKE, Inc. Cl B	2,198	175,137
Nordstrom, Inc.	200	10,356
Norwegian Cruise Line Hldgs. Ltd.*	353	16,679

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Omnicom Group, Inc.	388	29,593
O’Reilly Automotive, Inc.*	140	38,300
PulteGroup, Inc.	449	12,909
PVH Corp.	132	19,763
Ralph Lauren Corp.	95	11,943
Ross Stores, Inc.	648	54,918
Royal Caribbean Cruises Ltd.	289	29,940
Starbucks Corp.	2,365	115,530
Tapestry, Inc.	492	22,981
Target Corp.	913	69,498
Tiffany & Co.	174	22,898
TJX Cos., Inc.	1,073	102,128
Tractor Supply Co.	209	15,986
TripAdvisor, Inc.*	183	10,195
Twenty-First Century Fox, Inc. Cl A	1,809	89,889
Twenty-First Century Fox, Inc. Cl B	753	37,100
Ulta Beauty, Inc.*	98	22,879
Under Armour, Inc. Cl A*	318	7,149
Under Armour, Inc. Cl C*	323	6,809
V.F. Corp.	561	45,733
Viacom, Inc. Cl B	606	18,277
Whirlpool Corp.	110	16,085
Wynn Resorts Ltd.	145	24,264
Yum! Brands, Inc.	553	43,256

		5,092,216

CONSUMER STAPLES (6.3%)
Altria Group, Inc.	3,244	184,227
Archer-Daniels-Midland Co.	957	43,859
Brown-Forman Corp. Cl B	448	21,956
Campbell Soup Co.	329	13,338
Church & Dwight Co., Inc.	419	22,274
Clorox Co.	222	30,026
Coca-Cola Co.	6,564	287,897
Colgate-Palmolive Co.	1,497	97,021
Conagra Brands, Inc.	674	24,082
Constellation Brands, Inc. Cl A	288	63,035
Costco Wholesale Corp.	751	156,944
Coty, Inc. Cl A	808	11,393
Estee Lauder Cos., Inc. Cl A	384	54,793
General Mills, Inc.	1,015	44,924
Hershey Co.	239	22,241
Hormel Foods Corp.	462	17,191
J.M. Smucker Co.	194	20,851
Kellogg Co.	427	29,834
Kimberly-Clark Corp.	598	62,993
Kraft Heinz Co.	1,022	64,202
Kroger Co.	1,391	39,574
McCormick & Co., Inc.	207	24,031
Molson Coors Brewing Co. Cl B	316	21,501
Mondelez International, Inc. Cl A	2,529	103,689
Monster Beverage Corp.*	704	40,339
PepsiCo, Inc.	2,431	264,663
Philip Morris Int’l., Inc.	2,662	214,930
Proctor & Gamble Co.	4,310	336,439
Sysco Corp.	822	56,134
Tyson Foods, Inc. Cl A	510	35,114
Walgreens Boots Alliance, Inc.	1,460	87,622
Wal-Mart Stores, Inc.	2,479	212,326

		2,709,443

ENERGY (5.8%)
Anadarko Petroleum Corp.	883	64,680
Andeavor	238	31,221

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Apache Corp.	655	30,621
Baker Hughes, a GE Co.	716	23,649
Cabot Oil & Gas Corp.	773	18,397
Chevron Corp.	3,281	414,817
Cimarex Energy Co.	163	16,584
Concho Resources, Inc.*	256	35,418
ConocoPhillips	2,007	139,727
Devon Energy Corp.	898	39,476
EOG Resources, Inc.	993	123,559
EQT Corp.	432	23,838
Exxon Mobil Corp.	7,264	600,951
Halliburton Co.	1,504	67,770
Helmerich & Payne, Inc.	186	11,859
Hess Corp.	449	30,034
HollyFrontier Corp.	302	20,666
Kinder Morgan, Inc.	3,253	57,481
Marathon Oil Corp.	1,462	30,497
Marathon Petroleum Corp.	792	55,567
National Oilwell Varco, Inc.	654	28,384
Newfield Exploration Co.*	343	10,376
Noble Energy, Inc.	834	29,424
Occidental Petroleum Corp.	1,311	109,704
ONEOK, Inc.	705	49,230
Phillips 66	720	80,863
Pioneer Natural Resources Co.	292	55,258
Schlumberger Ltd.	2,375	159,196
TechnipFMC PLC	746	23,678
Valero Energy Corp.	738	81,793
Williams Cos., Inc.	1,418	38,442

		2,503,160

FINANCIALS (14.7%)
Affiliated Managers Group, Inc.	92	13,678
Aflac, Inc.	1,324	56,958
Allstate Corp.	601	54,853
American Express Co.	1,220	119,560
American Int’l. Group, Inc.	1,533	81,280
Ameriprise Financial, Inc.	247	34,550
Aon PLC	418	57,337
Assurant, Inc.	90	9,314
Bank of America Corp.	16,126	454,592
Bank of New York Mellon Corp.	1,729	93,245
BB&T Corp.	1,334	67,287
Berkshire Hathaway, Inc. Cl B*	3,293	614,638
BlackRock, Inc.	210	104,798
Brighthouse Financial, Inc.*	204	8,174
Capital One Financial Corp.	832	76,461
CBOE Holdings, Inc.	192	19,981
Charles Schwab Corp.	2,052	104,857
Chubb Ltd.	797	101,235
Cincinnati Financial Corp.	256	17,116
Citigroup, Inc.	4,359	291,704
Citizens Financial Group, Inc.	828	32,209
CME Group, Inc.	583	95,565
Comerica, Inc.	294	26,730
Discover Financial Svcs.	597	42,035
E*Trade Financial Corp.*	451	27,583
Everest Re Group Ltd.	70	16,134
Fifth Third Bancorp	1,172	33,636
Franklin Resources, Inc.	544	17,435
Gallagher (Arthur J.) & Co.	312	20,367
Goldman Sachs Group, Inc.	601	132,563
Hartford Financial Svcs. Group, Inc.	612	31,292

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Huntington Bancshares, Inc.	1,889	27,882
Intercontinental Exchange, Inc.	991	72,888
Invesco Ltd.	702	18,645
iShares Core S&P 500 ETF	3,194	872,122
Jefferies Financial Group, Inc	520	11,825
JPMorgan Chase & Co.	5,823	606,757
KeyCorp	1,815	35,465
Lincoln National Corp.	374	23,282
Loews Corp.	448	21,629
M&T Bank Corp.	248	42,197
Marsh & McLennan Cos., Inc.	867	71,068
MetLife, Inc.	1,738	75,777
Moody’s Corp.	285	48,610
Morgan Stanley	2,328	110,347
MSCI, Inc. Cl A	153	25,311
Nasdaq, Inc.	199	18,163
Northern Trust Corp.	362	37,246
People’s United Financial, Inc.	594	10,745
PNC Financial Svcs. Grp., Inc.	802	108,350
Principal Financial Grp., Inc.	455	24,092
Progressive Corp.	996	58,913
Prudential Financial, Inc.	717	67,047
Raymond James Financial, Inc.	221	19,746
Regions Financial Corp.	1,921	34,155
S&P Global, Inc.	430	87,673
State Street Corp.	625	58,181
SunTrust Banks, Inc.	794	52,420
SVB Financial Group*	90	25,988
Synchrony Financial	1,213	40,490
T. Rowe Price Group, Inc.	414	48,061
Torchmark Corp.	180	14,654
Travelers Cos., Inc.	462	56,521
U.S. Bancorp	2,672	133,653
Unum Group	378	13,982
Wells Fargo & Co.	7,508	416,244
Willis Towers Watson PLC	225	34,110
XL Group Ltd.	442	24,730
Zions Bancorporation	337	17,757

		6,323,893

HEALTH CARE (12.9%)
Abbott Laboratories	3,002	183,092
AbbVie, Inc.	2,601	240,983
Abiomed, Inc.*	72	29,452
Aetna, Inc.	560	102,760
Agilent Technologies, Inc.	548	33,888
Alexion Pharmaceuticals, Inc.*	381	47,301
Align Technology, Inc.*	123	42,083
Allergan PLC	580	96,698
AmerisourceBergen Corp.	278	23,705
Amgen, Inc.	1,140	210,433
Anthem, Inc.	437	104,019
Baxter International, Inc.	844	62,321
Becton, Dickinson & Co.	458	109,718
BIOGEN, Inc.*	361	104,777
Boston Scientific Corp.*	2,361	77,205
Bristol-Myers Squibb Co.	2,802	155,063
Cardinal Health, Inc.	533	26,026
Celgene Corp.*	1,211	96,178
Centene Corp.*	350	43,124
Cerner Corp.*	539	32,227
CIGNA Corp.	417	70,869
Cooper Companies, Inc.	84	19,778

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

CVS Health Corp.	1,739	111,905
Danaher Corp.	1,052	103,811
DaVita Inc Inc.*	240	16,666
DENTSPLY SIRONA, Inc.	390	17,070
Edwards Lifesciences Corp.*	361	52,551
Envision Healthcare Corp.*	207	9,110
Express Scripts Hldg. Co.*	961	74,199
Gilead Sciences, Inc.	2,228	157,832
HCA Healthcare, Inc.	478	49,043
Hologic, Inc.*	468	18,603
Humana, Inc.	235	69,943
IDEXX Laboratories, Inc.*	148	32,255
Illumina, Inc.*	251	70,102
Incyte Corp.*	301	20,167
Intuitive Surgical, Inc.*	193	92,347
IQVIA Holdings, Inc.*	277	27,650
Johnson & Johnson	4,600	558,164
Laboratory Corp. of America Hldgs.*	175	31,418
Lilly (Eli) & Co.	1,637	139,685
McKesson Corp.	346	46,156
Medtronic PLC	2,319	198,530
Merck & Co., Inc.	4,610	279,827
Mettler-Toledo Int’l., Inc.*	43	24,881
Mylan NV*	880	31,803
Nektar Therapeutics*	275	13,428
PerkinElmer, Inc.	189	13,840
Perrigo Co. PLC	220	16,040
Pfizer, Inc.	10,030	363,888
Quest Diagnostics, Inc.	232	25,506
Regeneron Pharmaceuticals, Inc.*	132	45,539
ResMed, Inc.	244	25,274
Schein (Henry), Inc.*	264	19,177
Stryker Corp.	550	92,873
Thermo Fisher Scientific, Inc.	689	142,719
UnitedHealth Group, Inc.	1,647	404,075
Universal Health Svcs., Inc. Cl B	149	16,605
Varian Medical Systems, Inc.*	156	17,740
Vertex Pharmaceuticals, Inc.*	436	74,103
Waters Corp.*	134	25,941
Zimmer Biomet Hldgs., Inc.	348	38,781
Zoetis, Inc.	829	70,623

		5,551,570

INDUSTRIALS (8.8%)
3M Co.	1,016	199,868
Alaska Air Group, Inc.	211	12,742
Allegion PLC	162	12,532
American Airlines Group, Inc.	713	27,065
AMETEK, Inc.	396	28,575
Arconic, Inc.	727	12,366
Boeing Co.	939	315,044
Caterpillar, Inc.	1,022	138,655
Cintas Corp.	148	27,390
Copart, Inc.*	348	19,683
CSX Corp.	1,498	95,542
Cummins, Inc.	265	35,245
Deere & Co.	553	77,309
Delta Air Lines, Inc.	1,103	54,643
Dover Corp.	265	19,398
Eaton Corp. PLC	748	55,906
Emerson Electric Co.	1,079	74,602
Equifax, Inc.	206	25,773
Expeditors Int’l. of Wash.	298	21,784

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Fastenal Co.	493	23,728
FedEx Corp.	420	95,365
Flowserve Corp.	224	9,050
Fluor Corp.	240	11,707
Fortive Corp.	526	40,560
Fortune Brands Home & Security, Inc.	251	13,476
General Dynamics Corp.	473	88,172
General Electric Co.	14,862	202,272
Grainger (W.W.), Inc.	87	26,831
Harris Corp.	203	29,342
Honeywell International, Inc.	1,281	184,528
Hunt (J.B.) Transport Svcs., Inc.	146	17,746
Huntington Ingalls Industries, Inc.	76	16,476
IHS Markit Ltd.*	609	31,418
Illinois Tool Works, Inc.	521	72,179
Ingersoll-Rand PLC	424	38,046
Jacobs Engineering Group, Inc.	206	13,079
Johnson Controls Int’l. PLC	1,584	52,985
Kansas City Southern	175	18,543
L-3 Communications Corp.	134	25,771
Lockheed Martin Corp.	425	125,558
Masco Corp.	530	19,833
Nielsen Hldgs. PLC	573	17,723
Norfolk Southern Corp.	483	72,870
Northrop Grumman Corp.	298	91,695
PACCAR, Inc.	602	37,300
Parker Hannifin Corp.	227	35,378
Pentair PLC	277	11,656
Quanta Services, Inc.*	256	8,550
Raytheon Co.	491	94,851
Republic Services, Inc.	382	26,114
Robert Half Int’l., Inc.	211	13,736
Robinson (C.H.) Worldwide, Inc.	238	19,911
Rockwell Automation, Inc.	215	35,739
Rockwell Collins, Inc.	281	37,845
Roper Technologies, Inc.	176	48,560
Smith (A.O.) Corp.	248	14,669
Snap-on, Inc.	96	15,429
Southwest Airlines Co.	914	46,504
Stanley Black & Decker, Inc.	264	35,062
Stericycle, Inc.*	146	9,532
Textron, Inc.	439	28,934
TransDigm Group, Inc.	83	28,647
Union Pacific Corp.	1,330	188,434
United Continental Hldgs., Inc*	403	28,101
United Parcel Service, Inc. Cl B	1,180	125,351
United Rentals, Inc.*	143	21,110
United Technologies Corp.	1,274	159,288
Verisk Analytics, Inc. Cl A*	266	28,632
Waste Management, Inc.	681	55,393
Xylem, Inc.	308	20,753

		3,768,554

INFORMATION TECHNOLOGY (23.8%)
Accenture PLC Cl A	1,102	180,276
Activision Blizzard, Inc.	1,302	99,369
Adobe Systems, Inc.*	842	205,288
Advanced Micro Devices, Inc.*	1,399	20,971
Akamai Technologies, Inc.*	292	21,383
Alliance Data Systems Corp.	82	19,122
Alphabet, Inc. Cl A*	511	577,016
Alphabet, Inc. Cl C*	519	579,022
Amphenol Corp. Cl A	516	44,969

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Analog Devices, Inc.	635	60,909
ANSYS, Inc.*	143	24,908
Apple, Inc.	8,423	1,559,187
Applied Materials, Inc.	1,725	79,678
Autodesk, Inc.*	375	49,159
Automatic Data Processing, Inc.	755	101,276
Broadcom, Inc.	686	166,451
Broadridge Financial Solutions, Inc.	183	21,063
CA, Inc.	534	19,037
Cadence Design Systems, Inc.*	482	20,875
Cisco Systems, Inc.	8,054	346,564
Citrix Systems, Inc.*	220	23,065
Cognizant Technology Solutions	1,004	79,306
Corning, Inc.	1,424	39,174
DXC Technology Co.	487	39,257
eBay, Inc.*	1,580	57,291
Electronic Arts, Inc.*	524	73,894
F5 Networks, Inc.*	104	17,935
Facebook, Inc. Cl A*	4,102	797,101
Fidelity Nat’l. Information Svcs., Inc.	567	60,119
Fiserv, Inc.*	701	51,937
FleetCor Technologies, Inc.*	153	32,229
FLIR Systems, Inc.	235	12,213
Gartner, Inc.*	156	20,732
Global Payments, Inc.	273	30,437
Hewlett Packard Enterprise Co.	2,624	38,337
HP, Inc.	2,811	63,782
Intel Corp.	7,975	396,437
Int’l. Business Machines Corp.	1,459	203,822
Intuit, Inc.	417	85,195
IPG Photonics Corp.*	64	14,120
Juniper Networks, Inc.	598	16,397
KLA-Tencor Corp.	266	27,273
Lam Research Corp.	280	48,398
Mastercard, Inc. Cl A	1,570	308,536
Microchip Technology, Inc.	402	36,562
Micron Technology, Inc.*	1,980	103,831
Microsoft Corp.	13,161	1,297,807
Motorola Solutions, Inc.	277	32,234
NetApp, Inc.	459	36,045
NVIDIA Corp.	1,038	245,902
Oracle Corp.	5,103	224,838
Paychex, Inc.	548	37,456
PayPal Hldgs., Inc.*	1,909	158,962
Qorvo, Inc.*	216	17,317
QUALCOMM, Inc.	2,540	142,545
Red Hat, Inc.*	304	40,848
Salesforce.com, inc.*	1,207	164,635
Seagate Technology PLC	490	27,670
Skyworks Solutions, Inc.	311	30,058
Symantec Corp.	1,063	21,951
Synopsys, Inc.*	255	21,820
Take-Two Interactive Software, Inc.*	195	23,080
TE Connectivity Ltd.	599	53,946
Texas Instruments, Inc.	1,676	184,779
Total System Services, Inc.	283	23,919
Twitter, Inc.*	1,121	48,954
VeriSign, Inc.*	164	22,537
Visa, Inc. Cl A	3,060	405,297
Western Digital Corp.	512	39,634
Western Union Co.	789	16,040
Xerox Corp.	365	8,760
Xilinx, Inc.	433	28,258

		10,229,195

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	375	58,399
Albemarle Corp.	189	17,828
Avery Dennison Corp.	150	15,315
Ball Corp.	599	21,294
CF Industries Hldgs., Inc.	398	17,671
DowDuPont, Inc.	3,980	262,362
Eastman Chemical Co.	244	24,390
Ecolab, Inc.	444	62,307
FMC Corp.	230	20,518
Freeport-McMoRan, Inc.	2,309	39,853
International Paper Co.	708	36,873
Int’l. Flavors & Fragrances, Inc.	135	16,735
LyondellBasell Inds. NV Cl A	550	60,418
Martin Marietta Materials, Inc.	108	24,120
Newmont Mining Corp.	913	34,429
Nucor Corp.	544	34,000
Packaging Corp. of America	161	17,998
PPG Industries, Inc.	427	44,293
Praxair, Inc.	492	77,810
Sealed Air Corp.	277	11,759
Sherwin-Williams Co.	141	57,467
The Mosaic Co.	600	16,830
Vulcan Materials Co.	226	29,168
WestRock Co.	439	25,032

		1,026,869

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	176	22,206
American Tower Corp.	755	108,848
Apartment Investment & Management Co. Cl A	269	11,379
AvalonBay Communities, Inc.	236	40,566
Boston Properties, Inc.	264	33,111
CBRE Group, Inc.*	517	24,682
Crown Castle Int’l. Corp.	710	76,552
Digital Realty Trust, Inc.	352	39,276
Duke Realty Corp.	610	17,708
Equinix, Inc.	135	58,035
Equity Residential	630	40,125
Essex Property Trust, Inc.	113	27,015
Extra Space Storage, Inc.	216	21,559
Federal Realty Investment Trust	125	15,819
GGP, Inc.	1,082	22,105
HCP, Inc.	804	20,759
Host Hotels & Resorts, Inc.	1,270	26,759
Iron Mountain, Inc.	481	16,840
Kimco Realty Corp.	726	12,335
Mid-America Apt. Communities, Inc.	194	19,530
ProLogis, Inc.	913	59,975
Public Storage	256	58,076
Realty Income Corp.	486	26,142
Regency Centers Corp.	252	15,644
SBA Communications Corp. Cl A*	197	32,529
Simon Property Group, Inc.	530	90,201
SL Green Realty Corp	151	15,180
The Macerich Co.	185	10,514
UDR, Inc.	458	17,193
Ventas, Inc.	610	34,740
Vornado Realty Trust	296	21,880
Welltower, Inc.	635	39,808
Weyerhaeuser Co.	1,294	47,179

		1,124,270

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	12,066	387,439
CenturyLink, Inc.	1,681	31,334
Verizon Communications, Inc.	7,077	356,044

		774,817

UTILITIES (2.7%)
AES Corp.	1,132	15,180
Alliant Energy Corp.	396	16,759
Ameren Corp.	417	25,374
American Electric Power Co., Inc.	843	58,378
American Water Works Co., Inc.	305	26,041
CenterPoint Energy, Inc.	739	20,478
CMS Energy Corp.	483	22,836
Consolidated Edison, Inc.	532	41,485
Dominion Resources, Inc.	1,118	76,225
DTE Energy Co.	310	32,125
Duke Energy Corp.	1,201	94,975
Edison International	557	35,241
Entergy Corp.	309	24,964
Evergy, Inc.	464	26,054
Eversource Energy	542	31,767
Exelon Corp.	1,654	70,460
FirstEnergy Corp.	768	27,579
NextEra Energy, Inc.	807	134,793
NiSource, Inc.	578	15,190
NRG Energy, Inc.	511	15,688
PG&E Corp.	883	37,580
Pinnacle West Capital Corp.	191	15,387
PPL Corp.	1,198	34,203
Public Svc. Enterprise Group, Inc.	865	46,831
SCANA Corp.	244	9,399
Sempra Energy	452	52,482
Southern Co.	1,732	80,209
WEC Energy Group, Inc.	540	34,911
Xcel Energy, Inc.	872	39,833

		1,162,427

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $28,018,668) 93.6%		40,266,414

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.5%)
U.S. Treasury Bill (1)	A-1+	1.85	08/09/18	2,200,000	2,195,464
U.S. Treasury Bill (1)	A-1+	1.88	08/23/18	150,000	149,577

					2,345,041

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,345,041) 5.5%					2,345,041

TOTAL INVESTMENTS (Cost: $30,363,709) 99.1%					42,611,455

OTHER NET ASSETS 0.9%					384,022

NET ASSETS 100.0%					$42,995,477

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Aaron’s, Inc.	839	36,455
Adtalem Global Education, Inc.*	816	39,250
AMC Networks, Inc. Cl A*	623	38,751
American Eagle Outfitters, Inc.	2,274	52,871
AutoNation, Inc.*	797	38,718
Bed Bath & Beyond, Inc.	1,898	37,818
Big Lots, Inc.	570	23,815
Boyd Gaming Corp.	1,112	38,542
Brinker International, Inc.	595	28,322
Brunswick Corp.	1,178	75,957
Cable One, Inc.	63	46,197
Carter’s, Inc.	635	68,828
Cheesecake Factory, Inc.	574	31,604
Churchill Downs, Inc.	153	45,365
Cinemark Hldgs., Inc.	1,438	50,445
Cracker Barrel Old Country Store, Inc.	325	50,768
Dana Hldg. Corp.	1,974	39,855
Deckers Outdoor Corp.*	413	46,624
Delphi Technologies PLC	1,203	54,688
Dick’s Sporting Goods, Inc.	1,056	37,224
Dillard’s, Inc. Cl A	268	25,326
Domino’s Pizza, Inc.	573	161,683
Dunkin’ Brands Group, Inc.	1,125	77,704
Five Below, Inc.*	755	73,771
Gentex Corp.	3,710	85,404
Graham Hldgs. Co. Cl B	60	35,166
Helen of Troy Ltd.*	360	35,442
ILG, Inc.	1,431	47,266
International Speedway Corp. Cl A	330	14,751
Jack in the Box, Inc.	385	32,771
KB Home	1,138	30,999
Live Nation Entertainment, Inc.*	1,843	89,515
Meredith Corp.	537	27,387
Michaels Cos., Inc.*	1,513	29,004
Murphy USA, Inc.*	419	31,128
New York Times Co. Cl A	1,739	45,040
NVR, Inc.*	46	136,636
Ollie’s Bargain Outlet Hldgs., Inc.*	675	48,938
Papa John’s Int’l., Inc.	320	16,230
Polaris Industries, Inc.	795	97,133
Pool Corp.	549	83,174
Sally Beauty Hldgs., Inc.*	1,655	26,530
Scientific Games Corp. Cl A*	723	35,535
Service Corp. International	2,481	88,795
Signet Jewelers Ltd.	796	44,377
Six Flags Entertainment Corp.	1,053	73,763
Skechers U.S.A., Inc. Cl A*	1,845	55,368
Sotheby’s*	498	27,061
TEGNA, Inc.	2,913	31,606
Tempur Sealy Int’l., Inc.*	625	30,031
Texas Roadhouse, Inc.	889	58,238
The Wendy’s Co.	2,428	41,713
Thor Industries, Inc.	662	64,472
Toll Brothers, Inc.	1,907	70,540
TRI Pointe Group, Inc.*	2,049	33,522
Tupperware Brands Corp.	691	28,497

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY  INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Urban Outfitters, Inc.*	1,089	48,515
Wiley (John) & Sons, Inc. Cl A	609	38,002
Williams-Sonoma, Inc.	1,038	63,712
Wyndham Hotels & Resorts, Inc.	1,349	79,362
Wyndham Worldwide Corp.	1,350	59,765

		3,105,969

CONSUMER STAPLES (3.2%)
Boston Beer Co., Inc. Cl A*	118	35,365
Casey’s General Stores, Inc.	508	53,381
Edgewell Personal Care Co.*	730	36,836
Energizer Hldgs., Inc.	810	50,998
Flowers Foods, Inc.	2,501	52,096
Hain Celestial Group, Inc.*	1,405	41,869
Ingredion, Inc.	978	108,265
Lamb Weston Hldgs., Inc.	1,985	135,992
Lancaster Colony Corp.	264	36,543
Nu Skin Enterprises, Inc. Cl A	754	58,955
Post Hldgs., Inc.*	912	78,450
Sanderson Farms, Inc.	272	28,601
Sprouts Farmers Market, Inc.*	1,659	36,614
Tootsie Roll Industries, Inc.	261	8,052
TreeHouse Foods, Inc.*	760	39,908
United Natural Foods, Inc.*	683	29,137

		831,062

ENERGY (4.9%)
Apergy Corp.*	1,050	43,838
Callon Petroleum Co.*	3,056	32,821
Chesapeake Energy Corp.*	12,329	64,604
CNX Resources Corp.*	2,663	47,348
Core Laboratories N.V.	598	75,474
Diamond Offshore Drilling, Inc.*	878	18,315
Dril-Quip, Inc.*	515	26,471
Energen Corp.*	1,317	95,904
Ensco PLC Cl A	5,980	43,415
Gulfport Energy Corp.*	2,126	26,724
Matador Resources Co.*	1,405	42,220
McDermott International, Inc.*	2,434	47,822
Murphy Oil Corp.	2,203	74,395
Nabors Industries Ltd.	4,806	30,806
Oasis Petroleum, Inc.*	3,612	46,848
Oceaneering Int’l., Inc.	1,336	34,015
Patterson-UTI Energy, Inc.	3,009	54,162
PBF Energy, Inc.	1,514	63,482
QEP Resources, Inc.*	3,210	39,355
Range Resources Corp.	3,091	51,712
Rowan Companies PLC Cl A*	1,552	25,173
SM Energy Co.	1,395	35,838
Southwestern Energy Co.*	6,938	36,771
Superior Energy Services, Inc.*	2,100	20,454
Transocean Ltd.*	5,960	80,102
World Fuel Services Corp.	918	18,736
WPX Energy, Inc.*	5,446	98,191

		1,274,996

FINANCIALS (17.2%)
Alleghany Corp.	207	119,019
American Financial Group, Inc.	937	100,568
Aspen Insurance Hldgs. Ltd.	803	32,682
Associated Banc-Corp.	2,281	62,271
BancorpSouth Bank	1,109	36,542
Bank of Hawaii Corp.	570	47,549
Bank of the Ozarks, Inc.	1,642	73,956

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY  INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Berkley (W.R.) Corp.	1,298	93,988
Brown & Brown, Inc.	3,104	86,074
Cathay General Bancorp	1,030	41,705
Chemical Financial Corp.	960	53,443
CNO Financial Group, Inc.	2,261	43,049
Commerce Bancshares, Inc.	1,266	81,923
Cullen/Frost Bankers, Inc.	783	84,752
East West Bancorp, Inc.	1,959	127,727
Eaton Vance Corp.	1,609	83,974
Evercore, Inc. Cl A	550	57,998
FactSet Research Systems, Inc.	525	104,003
Federated Investors, Inc. Cl B	1,291	30,106
First American Financial Corp.	1,509	78,045
First Horizon National Corp.	4,413	78,728
FNB Corp.	4,377	58,739
Fulton Financial Corp.	2,380	39,270
Genworth Financial, Inc.*	6,742	30,339
Hancock Hldg. Co.	1,150	53,648
Hanover Insurance Group, Inc.	576	68,867
Home BancShares, Inc.	2,129	48,030
Interactive Brokers Group, Inc. Cl A	967	62,284
International Bancshares Corp.	730	31,244
iShares Core S&P Mid-Cap ETF	2,985	581,413
Janus Henderson Group PLC	2,438	74,920
Kemper Corp.	663	50,156
Legg Mason, Inc.	1,155	40,113
LendingTree, Inc.*	106	22,663
MarketAxess Hldgs., Inc.	509	100,711
MB Financial, Inc.	1,135	53,005
Mercury General Corp.	493	22,461
Navient Corp.	3,525	45,931
New York Community Bancorp, Inc.	6,652	73,438
Old Republic Int’l. Corp.	3,395	67,594
PacWest Bancorp	1,689	83,470
Pinnacle Financial Partners, Inc.	997	61,166
Primerica, Inc.	595	59,262
Prosperity Bancshares, Inc.	943	64,463
Reinsurance Grp. of America, Inc.	870	116,128
RenaissanceRe Hldgs. Ltd.	544	65,454
SEI Investments Co.	1,773	110,848
Signature Bank*	725	92,713
SLM Corp.*	5,873	67,246
Sterling Bancorp	3,043	71,511
Stifel Financial Corp.	965	50,421
Synovus Financial Corp.	1,604	84,739
TCF Financial Corp.	2,273	55,961
Texas Capital Bancshares, Inc.*	670	61,305
Trustmark Corp.	914	29,824
UMB Financial Corp.	595	45,357
Umpqua Hldgs. Corp.	2,973	67,160
United Bankshares, Inc.	1,420	51,688
Valley National Bancorp	3,580	43,533
Washington Federal, Inc.	1,142	37,343
Webster Financial Corp.	1,243	79,179
Wintrust Financial Corp.	761	66,245

		4,507,944

HEALTH CARE (8.5%)
Acadia Healthcare Co., Inc.*	1,104	45,165
Akorn, Inc.*	1,271	21,086
Allscripts Healthcare Solutions, Inc.*	2,408	28,896
Bio-Rad Laboratories, Inc. Cl A*	274	79,060

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY  INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Bio-Techne Corp.	508	75,159
Cantel Medical Corp.	480	47,213
Catalent, Inc.*	1,807	75,695
Charles River Laboratories Int’l., Inc.*	648	72,744
Chemed Corp.	215	69,189
Encompass Health Corp.	1,336	90,474
Exelixis, Inc.*	3,881	83,519
Globus Medical, Inc. Cl A*	993	50,107
Haemonetics Corp.*	710	63,673
Halyard Health, Inc.*	637	36,468
Hill-Rom Hldgs., Inc.	896	78,257
ICU Medical, Inc.*	206	60,492
Integra LifeSciences Hldgs. Corp.*	952	61,318
LifePoint Health, Inc.*	525	25,620
LivaNova PLC*	589	58,794
Mallinckrodt PLC*	1,125	20,993
Masimo Corp.*	644	62,887
Medidata Solutions, Inc.*	801	64,529
MEDNAX, Inc.*	1,282	55,485
Molina Healthcare, Inc.*	639	62,584
NuVasive, Inc.*	695	36,223
Patterson Cos., Inc.	1,104	25,028
PRA Health Sciences, Inc.*	686	64,045
Prestige Brands Hldgs., Inc.*	718	27,557
STERIS PLC	1,146	120,341
Syneos Health, Inc. Cl A*	752	35,269
Teleflex, Inc.	617	165,481
Tenet Healthcare Corp.*	1,097	36,826
United Therapeutics Corp.*	590	66,759
WellCare Health Plans, Inc.*	605	148,975
West Pharmaceutical Svcs., Inc.	1,001	99,389

		2,215,300

INDUSTRIALS (13.2%)
Acuity Brands, Inc.	554	64,192
AECOM*	2,176	71,873
AGCO Corp.	891	54,102
Avis Budget Group, Inc.*	966	31,395
Carlisle Cos., Inc.	822	89,031
Clean Harbors, Inc.*	693	38,496
Crane Co.	688	55,129
Curtiss-Wright Corp.	596	70,936
Deluxe Corp.	647	42,838
Donaldson Co., Inc.	1,756	79,231
Dun & Bradstreet Corp.	502	61,570
Dycom Industries, Inc.*	422	39,883
EMCOR Group, Inc.	790	60,182
EnerSys	570	42,545
Esterline Technologies Corp.*	350	25,830
GATX Corp.	508	37,709
Genesee & Wyoming, Inc. Cl A*	816	66,357
Graco, Inc.	2,265	102,423
Granite Construction, Inc.	616	34,287
Healthcare Svcs. Group, Inc.	999	43,147
HNI Corp.	589	21,911
Hubbell, Inc.	743	78,565
IDEX Corp.	1,035	141,257
ITT, Inc.	1,183	61,835
JetBlue Airways Corp.*	4,277	81,177
KBR, Inc.	1,900	34,048
Kennametal, Inc.	1,103	39,598
Kirby Corp.*	728	60,861

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY  INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

KLX, Inc.*	688	49,467
Knight-Swift Transportation Hldgs., Inc.	1,741	66,524
Landstar System, Inc.	569	62,135
Lennox International, Inc.	502	100,475
Lincoln Electric Hldgs., Inc.	835	73,280
Manpowergroup, Inc.	890	76,593
Miller (Herman), Inc.	807	27,357
MSA Safety, Inc.	461	44,413
MSC Industrial Direct Co., Inc. Cl A	620	52,607
Nordson Corp.	690	88,603
NOW, Inc.*	1,468	19,568
nVent Electric PLC*	2,181	54,743
Old Dominion Freight Line, Inc.	921	137,192
Oshkosh Corp.	999	70,250
Pitney Bowes, Inc.	2,510	21,511
Regal Beloit Corp.	595	48,671
Rollins, Inc.	1,301	68,407
Ryder System, Inc.	717	51,524
Teledyne Technologies, Inc.*	485	96,544
Terex Corp.	971	40,966
The Brink’s Co.	689	54,948
Timken Co.	922	40,153
Toro Co.	1,435	86,459
Trinity Industries, Inc.	2,017	69,102
Valmont Industries, Inc.	305	45,979
Wabtec Corp.	1,157	114,057
Watsco, Inc.	435	77,552
Werner Enterprises, Inc.	607	22,793
Woodward, Inc.	749	57,568

		3,449,849

INFORMATION TECHNOLOGY (14.7%)
ACI Worldwide, Inc.*	1,575	38,855
Acxiom Corp.*	1,043	31,238
ARRIS International PLC*	2,371	57,959
Arrow Electronics, Inc.*	1,184	89,132
Avnet, Inc.	1,595	68,426
Belden, Inc.	549	33,555
Blackbaud, Inc.	656	67,207
Cars.com, Inc.*	971	27,567
CDK Global, Inc.	1,680	109,284
Ciena Corp.*	1,934	51,270
Cirrus Logic, Inc.*	822	31,507
Cognex Corp	2,339	104,343
Coherent, Inc.*	333	52,088
CommVault Systems, Inc.*	572	37,666
Convergys Corp.	1,237	30,232
CoreLogic, Inc.*	1,106	57,401
Cree, Inc.*	1,357	56,410
Cypress Semiconductor Corp.	4,842	75,438
Fair Isaac Corp.*	404	78,101
First Solar, Inc.*	1,108	58,347
Fortinet, Inc.*	1,963	122,550
Henry (Jack) & Associates, Inc.	1,049	136,748
Integrated Device Technology, Inc.*	1,750	55,790
InterDigital, Inc.	471	38,104
j2 Global, Inc.	665	57,596
Jabil, Inc.	2,312	63,950
Keysight Technologies, Inc.*	2,530	149,346
Leidos Hldgs., Inc.	1,932	113,988
Littelfuse, Inc.	338	77,125
LogMeIn, Inc.	707	72,998

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY  INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Lumentum Hldgs., Inc.*	854	49,447
Manhattan Associates, Inc.*	901	42,356
MAXIMUS, Inc.	882	54,781
MKS Instruments, Inc.	737	70,531
Monolithic Power Systems, Inc.	525	70,177
National Instruments Corp.	1,456	61,123
NCR Corp.*	1,599	47,938
NetScout Systems, Inc.*	1,080	32,076
Perspecta, Inc.	1,935	39,764
Plantronics, Inc.	449	34,236
PTC, Inc.*	1,565	146,813
Sabre Corp.	3,424	84,367
Science Applications Int’l. Corp.	571	46,211
Silicon Laboratories, Inc.*	583	58,067
Synaptics, Inc.*	470	23,674
SYNNEX Corp.	394	38,025
Tech Data Corp.*	470	38,596
Teradata Corp.*	1,626	65,284
Teradyne, Inc.	2,585	98,411
Trimble Navigation Ltd.*	3,367	110,572
Tyler Technologies, Inc.*	483	107,274
Ultimate Software Group, Inc.*	394	101,380
VeriFone Systems, Inc.*	1,502	34,276
Versum Materials, Inc.	1,476	54,833
ViaSat, Inc.*	741	48,699
Vishay Intertechnology, Inc.	1,792	41,574
WEX, Inc.*	543	103,431
Zebra Technologies Corp. Cl A*	724	103,713

		3,851,850

MATERIALS (6.4%)
Allegheny Technologies, Inc.*	1,699	42,679
AptarGroup, Inc.	845	78,906
Ashland Global Holdings, Inc.	846	66,140
Bemis Co., Inc.	1,232	52,003
Cabot Corp.	838	51,763
Carpenter Technology Corp.	634	33,329
Commercial Metals Co.	1,583	33,417
Compass Minerals Int’l., Inc.	458	30,114
Domtar Corp.	852	40,674
Eagle Materials, Inc.	651	68,335
Greif, Inc. Cl A	350	18,512
Louisiana-Pacific Corp.	1,958	53,297
Minerals Technologies, Inc.	477	35,942
NewMarket Corp.	124	50,158
Olin Corp.	2,266	65,080
Owens-Illinois, Inc.*	2,192	36,848
PolyOne Corp.	1,081	46,721
Reliance Steel & Aluminum Co.	983	86,052
Royal Gold, Inc.	885	82,163
RPM International, Inc.	1,812	105,676
Scotts Miracle-Gro Co. Cl A	527	43,825
Sensient Technologies Corp.	573	40,998
Silgan Hldgs., Inc.	1,005	26,964
Sonoco Products Co.	1,349	70,823
Steel Dynamics, Inc.	3,207	147,362
The Chemours Co.	2,408	106,819
United States Steel Corp.	2,396	83,261
Valvoline, Inc.	2,655	57,268
Worthington Industries, Inc.	582	24,427

		1,679,556

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY  INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

REAL ESTATE (8.8%)
Alexander & Baldwin, Inc.	908	21,338
American Campus Communities, Inc.	1,859	79,714
Camden Property Trust	1,257	114,550
CoreCivic, Inc.	1,611	38,487
CoreSite Realty Corp.	467	51,753
Corporate Office Pptys. Trust	1,381	40,035
Cousins Properties, Inc.	5,683	55,068
CyrusOne, Inc.	1,343	78,377
DCT Industrial Trust, Inc.	1,275	85,081
Douglas Emmett, Inc.	2,164	86,950
Education Realty Trust, Inc.	1,030	42,745
EPR Properties	873	56,562
First Industrial Realty Trust, Inc.	1,696	56,545
Healthcare Realty Trust, Inc.	1,694	49,262
Highwoods Properties, Inc.	1,400	71,022
Hospitality Properties Trust	2,224	63,629
JBG SMITH Properties	1,262	46,025
Jones Lang LaSalle, Inc.	617	102,416
Kilroy Realty Corp.	1,338	101,206
Lamar Advertising Co. Cl A	1,139	77,805
LaSalle Hotel Pptys.	1,496	51,208
Liberty Property Trust	2,002	88,749
Life Storage, Inc.	628	61,111
Mack-Cali Realty Corp.	1,218	24,701
Medical Properties Trust, Inc.	4,944	69,414
National Retail Pptys., Inc.	2,084	91,613
Omega Healthcare Investors, Inc.	2,691	83,421
Potlatch Corp.	816	41,494
Quality Care Properties, Inc.*	1,278	27,490
Rayonier, Inc.	1,754	67,862
Sabra Health Care REIT, Inc.	2,408	52,326
Senior Housing Pptys. Trust	3,214	58,141
Tanger Factory Outlet Centers, Inc.	1,276	29,973
Taubman Centers, Inc.	823	48,359
The GEO Group, Inc.	1,668	45,937
Uniti Group, Inc.*	2,236	44,787
Urban Edge Pptys.	1,437	32,864
Weingarten Realty Investors	1,613	49,697

		2,287,717

TELECOMMUNICATION SERVICES (0.1%)
Telephone & Data Systems, Inc.	1,254	34,385

UTILITIES (4.3%)
ALLETE, Inc.	122	9,444
Aqua America, Inc.	2,416	84,995
Atmos Energy Corp.	1,503	135,480
Black Hills Corp.	727	44,500
Hawaiian Electric Industries, Inc.	1,477	50,661
Idacorp, Inc.	684	63,092
MDU Resources Group, Inc.	2,648	75,945
National Fuel Gas Co.	1,164	61,645
New Jersey Resources Corp.	1,188	53,163
NorthWestern Corp.	670	38,358
OGE Energy Corp.	2,712	95,490
ONE Gas, Inc.	710	53,065
PNM Resources, Inc.	1,081	42,051
Southwest Gas Hldgs., Inc.	655	49,957
UGI Corp.	2,346	122,156
Vectren Corp.	1,126	80,453
WGL Hldgs., Inc.	696	61,770

		1,122,225

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $18,954,106) 93.2%		24,360,853

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY  INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.9%)
U.S. Treasury Bill (1)	A-1+	1.76	07/19/18	150,000	149,860
U.S. Treasury Bill (1)	A-1+	1.85	08/30/18	1,200,000	1,196,243
U.S. Treasury Bill (1)	A-1+	1.88	08/23/18	200,000	199,434

					1,545,537

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,545,537) 5.9%					1,545,537

TOTAL INVESTMENTS (Cost: $20,499,643) 99.1%					25,906,390

OTHER NET ASSETS 0.9%					230,075

NET ASSETS 100.0%					$26,136,465

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.3%)
Belmond Ltd.*	2,866	31,956
Houghton Mifflin Harcourt Co.*	12,945	99,029
ILG, Inc.	2,011	66,423
Lithia Motors, Inc. Cl A	1,068	101,001
MSG Networks, Inc.*	2,959	70,868
Playa Hotels & Resorts NV*	10,845	117,126
Red Rock Resorts, Inc. Cl A	957	32,060
Sleep Number Corp.*	4,300	124,786
Unifi, Inc.*	2,173	68,884

		712,133

CONSUMER STAPLES (1.8%)
Crimson Wine Group Ltd.*	11,299	104,516
Orchids Paper Products Co.*	5,611	22,332
Vector Group Ltd.	3,891	74,240

		201,088

ENERGY (7.2%)
Abraxas Petroleum Corp.*	14,296	41,315
C&J Energy Svcs., Inc.*	1,640	38,704
Callon Petroleum Co.*	5,230	56,170
Carrizo Oil and Gas, Inc.*	3,613	100,622
CrossAmerica Partners LP	2,833	47,821
Matrix Service Co.*	1,833	33,636
PBF Energy, Inc.	5,388	225,919
PDC Energy, Inc.*	1,398	84,509
ProPetro Hldg. Corp.*	3,670	57,546
Range Resources Corp.	2,860	47,848
Whiting Petroleum Corp.*	1,430	75,390

		809,480

FINANCIALS (30.2%)
American Equity Investment Life Hldg. Co.	3,681	132,516
Aspen Insurance Hldgs. Ltd.	2,669	108,628
BancFirst Corp.	2,815	166,648
Bank of Marin Bancorp	1,144	92,492
Banner Corp.	2,203	132,466
Bridgewater Bancshares, Inc.*	416	5,292
Brookline Bancorp, Inc.	8,694	161,708
Bryn Mawr Bank Corp.	2,544	117,787
Cadence Bancorporation	2,367	68,335
Charter Financial Corp.	4,599	111,066
Columbia Banking System, Inc.	900	36,810
Dime Community Bancshares	4,071	79,385
Ellington Financial LLC	7,550	117,856
Enterprise Financial Svcs. Corp.	2,745	148,093
First Connecticut Bancorp, Inc.	2,064	63,158
First Interstate BancSytem, Inc.	3,219	135,842
Flushing Financial Corp.	3,105	81,041
Glacier Bancorp, Inc.	2,851	110,277
Great Southern Bancorp, Inc.	1,073	61,376
Hanmi Financial Corp.	793	22,482
IBERIABANK Corp.	365	27,667
Investors Bancorp, Inc.	6,103	78,057
Marlin Business Svcs. Corp.	4,668	139,340
MB Financial, Inc.	2,140	99,938
NMI Hldgs., Inc. Cl A*	10,968	178,778
Northfield Bancorp, Inc.	6,343	105,421
Selective Insurance Group, Inc.	2,812	154,660
Sterling Bancorp	1,594	37,459
Stock Yards Bancorp, Inc.	5,103	194,679
SVB Financial Group*	783	226,098
TriCo Bancshares	1,723	64,526
UMB Financial Corp.	877	66,854
United Financial Bancorp, Inc.	1,631	28,575

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Waterstone Financial, Inc.	970	16,539
Wintrust Financial Corp.	615	53,536

		3,425,385

HEALTH CARE (5.1%)
Emergent Biosolutions, Inc.*	831	41,957
Envision Healthcare Corp.*	1,031	45,374
Halyard Health, Inc.*	860	49,235
Neurocrine Biosciences, Inc.*	542	53,246
Nevro Corp.*	380	30,343
Pacific Biosciences of CA, Inc.*	8,523	30,257
Pacira Pharmaceuticals, Inc.*	823	26,377
Sientra, Inc.*	264	5,151
Supernus Pharmaceuticals, Inc.*	3,308	197,984
Vericel Corp.*	3,649	35,395
Wright Medical Group NV*	2,375	61,655

		576,974

INDUSTRIALS (14.7%)
BMC Stock Hldgs., Inc.*	3,611	75,289
Builders FirstSource, Inc.*	2,844	52,017
Daseke, Inc.*	9,669	96,013
Deluxe Corp.	1,544	102,228
EMCOR Group, Inc.	792	60,335
Encore Wire Corp.	2,605	123,607
GMS, Inc.*	2,494	67,562
Hyster-Yale Materials Handling, Inc. Cl A	1,052	67,591
ICF International, Inc.	1,003	71,263
Kirby Corp.*	1,280	107,008
Landstar System, Inc.	833	90,964
LSC Communications, Inc.	4,939	77,345
Miller Industries, Inc.	6,061	154,859
Mueller Industries, Inc.	10,429	307,755
Universal Forest Products, Inc.	2,829	103,598
VSE Corp.	2,322	110,945

		1,668,379

INFORMATION TECHNOLOGY (10.0%)
Aerohive Networks, Inc.*	6,321	25,094
Anixter International, Inc.*	1,001	63,363
Apptio, Inc. Cl A*	1,020	36,924
Comtech Telecommunications Corp.	1,809	57,671
Cray, Inc.*	1,560	38,376
Everspin Technologies, Inc.*	2,711	24,182
Finisar Corp.*	1,638	29,484
Five9, Inc.*	1,030	35,607
II-VI, Inc.*	938	40,756
Lumentum Hldgs., Inc.*	520	30,108
MaxLinear, Inc. Cl A*	2,490	38,819
MKS Instruments, Inc.	387	37,036
Perficient, Inc.*	1,833	48,336
Plexus Corp.*	975	58,052
Proofpoint, Inc.*	740	85,329
Rapid7, Inc.*	1,580	44,588
Richardson Electronics Ltd.	12,767	124,351
Rogers Corp.*	155	17,276
Sequans Communications S.A. ADR*	21,366	43,587
SYNNEX Corp.	855	82,516
ViaSat, Inc.*	621	40,812
Xperi Corp.	3,208	51,649
Xura, Inc.*	3,068	76,700	††

		1,130,616

MATERIALS (4.1%)
Boise Cascade Co.	1,974	88,238
Ferro Corp.*	2,376	49,540
Ferroglobe PLC	3,374	28,915
Kaiser Aluminum Corp.	836	87,036
Kraton Corporation Inc.*	1,526	70,410
TimkenSteel Corp.*	3,179	51,977
U.S. Concrete, Inc.*	861	45,203
United States Steel Corp.	1,372	47,677

		468,996

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

REAL ESTATE (10.9%)
Alexander’s, Inc.	120	45,916
Chatham Lodging Trust	2,535	53,793
Chesapeake Lodging Trust	3,370	106,627
Cousins Properties, Inc.	9,349	90,592
Easterly Government Pptys.	5,340	105,518
Education Realty Trust, Inc.	1,610	66,815
Forest City Realty Trust, Inc. Cl A	6,341	144,638
Highwoods Properties, Inc.	2,146	108,867
Medical Properties Trust, Inc.	6,173	86,669
Pennsylvania REIT	3,836	42,158
RLJ Lodging Trust	2,206	48,642
Sabra Health Care REIT, Inc.	2,340	50,848
Summit Hotel Pptys., Inc.	1,771	25,343
Terreno Realty Corp.	2,562	96,511
The GEO Group, Inc.	4,933	135,855
Urstadt Biddle Pptys., Inc. Cl A	1,383	31,297

		1,240,089

TELECOMMUNICATION SERVICES (1.2%)
ORBCOMM, Inc.*	7,999	80,790
Shenandoah Telecommunications Co.	1,715	56,081

		136,871

UTILITIES (4.3%)
Avista Corp.	2,063	108,638
Idacorp, Inc.	993	91,594
Northwest Natural Gas Co.	951	60,674
NorthWestern Corp.	1,178	67,441
PNM Resources, Inc.	2,092	81,379
Portland General Electric Co.	1,657	70,853

		480,579

TOTAL COMMON STOCKS (Cost: $8,699,002) 95.8%		10,850,590

TOTAL INVESTMENTS (Cost: $8,699,002) 95.8%		10,850,590

OTHER NET ASSETS 4.2%		470,190

NET ASSETS 100.0%		$11,320,780

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.5%)
American Axle & Mfg. Hldgs., Inc.*	2,998	46,649
Belmond Ltd.*	3,021	33,684
Bloomin’ Brands, Inc.	6,614	132,941
Bright Horizons Family Solutions, Inc.*	451	46,237
Dave & Buster’s Entertainment, Inc.*	1,257	59,833
Five Below, Inc.*	1,800	175,874
Haverty Furniture Cos., Inc.	3,947	85,255
Lions Gate Entertainment Corp. Cl A	1,804	44,775
Lions Gate Entertainment Corp. Cl B	1,553	36,433
Lithia Motors, Inc. Cl A	753	71,211
Red Rock Resorts, Inc. Cl A	3,310	110,885
Shutterfly, Inc.*	505	45,465
Sleep Number Corp.*	3,323	96,433
Steve Madden Ltd.	1,361	72,269
Texas Roadhouse, Inc.	470	30,790

		1,088,734

CONSUMER STAPLES (1.9%)
BJ’s Wholesale Club Hldgs., Inc.*	1,161	27,458
Cal-Maine Foods, Inc.*	953	43,695
Orchids Paper Products Co.*	2,430	9,671
Vector Group Ltd.	1,996	38,084
WD-40 Co.	320	46,800

		165,708

ENERGY (2.8%)
C&J Energy Svcs., Inc.*	2,440	57,584
Kosmos Energy Ltd.*	3,970	32,832
Matador Resources Co.*	877	26,354
Ring Energy, Inc.*	3,232	40,788
US Silica Hldgs., Inc.	1,250	32,113
Whiting Petroleum Corp.*	947	49,926

		239,597

FINANCIALS (8.7%)
AMERISAFE, Inc.	833	48,106
First Merchants Corp.	1,842	85,469
Heritage Financial Corp.	2,491	86,811
iShares Micro-Cap ETF	570	60,203
Moelis & Co. Cl A	1,734	101,699
Pinnacle Financial Partners, Inc.	1,064	65,276
Primerica, Inc.	414	41,234
S&T Bancorp, Inc.	1,744	75,411
Starwood Property Trust, Inc.	2,213	48,044
State Bank Financial Corp.	1,078	36,005
TriState Capital Hldgs., Inc.*	2,281	59,534
United Insurance Hldgs. Corp.	2,531	49,557

		757,349

HEALTH CARE (25.1%)
Acadia Healthcare Co., Inc.*	1,226	50,156
ACADIA Pharmaceuticals, Inc.*	2,266	34,602
Acceleron Pharma, Inc.*	857	41,582
Agios Pharmaceuticals, Inc.*	311	26,196
Akebia Therapeutics, Inc.*	1,564	15,609
Amicus Therapeutics, Inc.*	2,950	46,079
AMN Healthcare Svcs., Inc.*	381	22,327
Anika Therapeutics, Inc.*	1,009	32,288
Aptinyx, Inc.*	268	6,478
Array BioPharma, Inc.*	2,084	34,970
AxoGen, Inc.*	581	29,195
Blueprint Medicines Corp.*	150	9,522
Cambrex Corp.*	360	18,828
Chemed Corp.	148	47,628
Clovis Oncology, Inc.*	565	25,691
Dyax Corp. - contingent value rights*	1,246	0	††
Editas Medicine, Inc.*	737	26,407

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Emergent Biosolutions, Inc.*	1,180	59,578
Evolent Health, Inc. Cl A*	2,535	53,362
Exact Sciences Corp.*	784	46,875
FibroGen, Inc.*	512	32,051
Flexion Therapeutics, Inc.*	685	17,707
Haemonetics Corp.*	202	18,115
Horizon Pharma PLC*	1,285	21,280
ICU Medical, Inc.*	144	42,286
ImmunoGen, Inc.*	1,100	10,703
Insulet Corp.*	836	71,645
Intersect ENT, Inc.*	1,164	43,592
iRhythm Technologies, Inc.*	599	48,597
Karyopharm Therapeutics, Inc.*	2,275	38,652
Loxo Oncology, Inc.*	315	54,646
Madrigal Pharmaceuticals, Inc.*	60	16,781
Masimo Corp.*	570	55,661
Medicines Co.*	1,264	46,389
Medidata Solutions, Inc.*	265	21,348
MyoKardia, Inc.*	255	12,661
Neogen Corp.*	726	58,218
Neurocrine Biosciences, Inc.*	836	82,129
Nevro Corp.*	761	60,766
Omnicell, Inc.*	1,672	87,696
Pacira Pharmaceuticals, Inc.*	1,480	47,434
Penumbra, Inc.*	387	53,464
Portola Pharmaceuticals, Inc.*	744	28,101
Radius Health, Inc.*	688	20,275
Repligen Corp.*	1,197	56,307
Sage Therapeutics, Inc.*	351	54,942
Sientra, Inc.*	652	12,721
Spark Therapeutics, Inc.*	522	43,201
STAAR Surgical Co.*	880	27,280
Supernus Pharmaceuticals, Inc.*	1,597	95,580
Ultragenyx Pharmaceutical, Inc.*	536	41,202
Vericel Corp.*	2,592	25,142
WellCare Health Plans, Inc.*	365	89,878
Wright Medical Group NV*	1,894	49,168
Xencor, Inc.*	1,280	47,373
Zogenix, Inc.*	704	31,117

		2,191,481

INDUSTRIALS (15.9%)
AeroVironment, Inc.*	726	51,858
ASGN, Inc.*	840	65,680
Astronics Corp.*	1,910	68,703
BG Staffing, Inc.	961	22,343
BMC Stock Hldgs., Inc.*	3,463	72,204
Echo Global Logistics, Inc.*	1,829	53,498
EnPro Industries, Inc.	840	58,758
Exponent, Inc.	655	31,637
Generac Hldgs., Inc.*	655	33,883
Granite Construction, Inc.	2,070	115,216
H&E Equipment Services	1,516	57,017
Healthcare Svcs. Group, Inc.	1,557	67,247
John Bean Technologies Corp.	664	59,030
Knoll, Inc.	1,100	22,891
Landstar System, Inc.	685	74,802
NCI Building Systems, Inc.*	3,887	81,627
Schneider National, Inc. Cl B	1,260	34,663
Simpson Manufacturing Co., Inc.	588	36,568
Sun Hydraulics Corp.	1,297	62,502
Teledyne Technologies, Inc.*	354	70,467
The Gorman-Rupp Co.	1,575	55,125
Trex Co., Inc.*	1,216	76,109
Universal Forest Products, Inc.	2,169	79,429
Woodward, Inc.	410	31,513

		1,382,770

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

INFORMATION TECHNOLOGY (21.8%)
Advanced Energy Industries, Inc.*	450	26,141
Altair Engineering, Inc. Cl A*	1,254	42,862
Apptio, Inc. Cl A*	1,355	49,051
Belden, Inc.	512	31,293
CommVault Systems, Inc.*	331	21,796
Cornerstone OnDemand, Inc.*	775	36,758
Cray, Inc.*	1,775	43,665
Cypress Semiconductor Corp.	1,945	30,303
Entegris, Inc	1,340	45,426
EPAM Systems, Inc.*	899	111,773
Etsy, Inc.*	1,055	44,510
Euronet Worldwide, Inc.*	552	46,241
Everspin Technologies, Inc.*	3,668	32,719
Five9, Inc.*	2,882	99,631
Globant S.A.*	850	48,272
II-VI, Inc.*	1,494	64,914
Integrated Device Technology, Inc.*	1,615	51,486
LogMeIn, Inc.	468	48,321
Lumentum Hldgs., Inc.*	811	46,957
MAXIMUS, Inc.	417	25,900
MaxLinear, Inc. Cl A*	1,908	29,746
MINDBODY, Inc. Cl A*	330	12,738
MKS Instruments, Inc.	568	54,358
New Relic, Inc.*	1,529	153,802
Nutanix, Inc. Cl A*	835	43,061
Perficient, Inc.*	1,584	41,770
Proofpoint, Inc.*	624	71,953
Q2 Hldgs., Inc.*	847	48,321
Rapid7, Inc.*	2,935	82,826
Resonant, Inc.*	2,900	16,356
Rogers Corp.*	418	46,590
Science Applications Int’l. Corp.	345	27,921
Sequans Communications S.A. ADR*	7,704	15,716
Stamps.com, Inc.*	166	42,006
SYNNEX Corp.	509	49,124
Take-Two Interactive Software, Inc.*	323	38,230
ViaSat, Inc.*	809	53,167
Xperi Corp.	1,698	27,338
Zendisk, Inc.*	1,350	73,562
Zscaler, Inc.*	675	24,131

		1,900,735

MATERIALS (3.9%)
Berry Global Group, Inc.*	904	41,530
Century Aluminum Co.*	2,137	33,658
Ferro Corp.*	5,761	120,117
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Minerals Technologies, Inc.	715	53,875
Orion Engineered Carbons S.A.	1,110	34,244
U.S. Concrete, Inc.*	1,113	58,433

		341,857

REAL ESTATE (2.6%)
Easterly Government Pptys.	1,612	31,853
Pebblebrook Hotel Trust	1,965	76,242
QTS Realty Trust, Inc.	1,223	48,309
Terreno Realty Corp.	1,796	67,655

		224,059

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	5,393	54,469
Shenandoah Telecommunications Co.	1,676	54,805

		109,274

UTILITIES (0.6%)
Chesapeake Utilities Corp.	686	54,846

TOTAL COMMON STOCKS (Cost: $6,975,479) 97.1%		8,456,410

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

TOTAL INVESTMENTS (Cost: $6,975,479) 97.1%	8,456,410

OTHER NET ASSETS 2.9%	255,248

NET ASSETS 100.0%	$8,711,658

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (27.3%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	196,516
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	82,568
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	562,289
U.S. Treasury Note	AA+	2.25	02/15/27	150,000	143,139
U.S. Treasury Note	AA+	2.25	08/15/27	1,000,000	951,758
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,492,658
U.S. Treasury Note	AA+	2.75	05/31/23	250,000	250,313
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	742,011
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	791,760

					5,213,012

U.S. GOVERNMENT AGENCIES (30.0%)
MORTGAGE-BACKED OBLIGATIONS (30.0%)
FHLMC	AA+	2.50	09/01/27	43,855	42,893
FHLMC	AA+	3.00	06/01/27	25,839	25,848
FHLMC	AA+	3.00	08/01/27	26,966	26,929
FHLMC	AA+	3.00	11/01/42	41,494	40,499
FHLMC	AA+	3.00	04/01/43	54,935	53,681
FHLMC	AA+	3.50	05/01/42	69,027	69,235
FHLMC	AA+	3.50	01/01/43	57,663	57,837
FHLMC	AA+	3.50	04/01/43	85,057	85,314
FHLMC	AA+	3.50	11/01/43	75,099	75,325
FHLMC	AA+	3.50	07/01/45	75,386	75,451
FHLMC	AA+	3.50	05/01/46	76,459	76,303
FHLMC	AA+	3.50	09/01/47	94,520	94,097
FHLMC	AA+	4.00	02/01/25	4,761	4,896
FHLMC	AA+	4.00	03/01/41	23,559	24,220
FHLMC	AA+	4.00	07/01/41	33,747	34,725
FHLMC	AA+	4.00	11/01/42	34,661	35,624
FHLMC	AA+	4.00	01/01/44	89,555	92,043
FHLMC	AA+	4.00	10/01/44	55,676	56,982
FHLMC	AA+	4.00	06/01/45	66,729	68,476
FHLMC	AA+	4.00	05/01/47	93,351	95,339
FHLMC	AA+	4.50	03/01/34	12,844	13,426
FHLMC	AA+	4.50	08/01/34	4,896	5,118
FHLMC	AA+	4.50	02/01/44	34,403	35,825
FHLMC	AA+	5.00	02/01/26	2,332	2,462
FHLMC	AA+	5.50	03/01/21	1,531	1,561
FHLMC	AA+	5.50	07/01/32	4,299	4,643
FHLMC	AA+	5.50	05/01/33	2,987	3,193
FHLMC	AA+	5.50	06/01/37	20,186	21,937
FHLMC	AA+	6.00	07/15/29	3,319	3,562
FHLMC	AA+	6.00	03/15/32	3,643	3,953
FHLMC ARM	AA+	3.45	02/01/36	4,953	5,186
FHLMC ARM	AA+	3.53	04/01/37	2,365	2,475
FHLMC ARM	AA+	3.56	05/01/37	3,442	3,582
FHLMC ARM	AA+	3.61	04/01/37	1,980	2,073
FHLMC ARM	AA+	3.85	03/01/37	858	894
FHLMC Strip	AA+	3.00	01/15/43	56,725	55,805
FNMA	AA+	2.68	12/01/26	75,000	71,047
FNMA	AA+	2.91	07/01/27	73,794	71,545
FNMA	AA+	3.00	09/01/33	69,426	68,852
FNMA	AA+	3.00	04/25/42	68,369	67,418
FNMA	AA+	3.00	12/01/42	57,144	55,140
FNMA	AA+	3.00	02/01/43	33,341	32,585
FNMA	AA+	3.00	03/01/43	29,792	29,119
FNMA	AA+	3.00	04/01/43	56,189	54,217
FNMA	AA+	3.00	09/01/43	96,799	94,568
FNMA	AA+	3.00	09/01/46	137,922	133,810
FNMA	AA+	3.50	03/25/28	52,099	52,416
FNMA	AA+	3.50	03/01/32	41,794	42,419
FNMA	AA+	3.50	09/01/32	57,770	58,635
FNMA	AA+	3.50	08/01/38	44,270	44,341
FNMA	AA+	3.50	10/01/41	36,631	36,350
FNMA	AA+	3.50	12/01/41	46,012	45,670
FNMA	AA+	3.50	04/01/42	52,889	52,486

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FNMA	AA+	3.50	08/01/42	36,010	36,080
FNMA	AA+	3.50	10/01/42	37,799	37,912
FNMA	AA+	3.50	12/01/42	102,749	103,114
FNMA	AA+	3.50	08/01/43	94,747	95,024
FNMA	AA+	3.50	08/01/43	101,756	101,707
FNMA	AA+	3.50	01/01/44	15,867	15,696
FNMA	AA+	3.50	08/25/44	48,764	49,066
FNMA	AA+	3.50	04/01/45	144,376	144,510
FNMA	AA+	3.50	04/01/45	106,967	106,931
FNMA	AA+	3.50	06/01/45	83,881	83,737
FNMA	AA+	3.50	10/01/45	157,333	157,459
FNMA	AA+	4.00	05/01/19	937	962
FNMA	AA+	4.00	07/25/26	70,522	73,596
FNMA	AA+	4.00	01/01/31	60,121	61,758
FNMA	AA+	4.00	11/01/40	27,445	28,188
FNMA	AA+	4.00	01/01/41	87,460	89,805
FNMA	AA+	4.00	05/01/41	30,758	31,151
FNMA	AA+	4.00	11/01/45	63,281	64,956
FNMA	AA+	4.00	02/01/47	502,077	513,462
FNMA	AA+	4.00	05/01/48	199,581	203,574
FNMA	AA+	4.00	07/01/56	233,021	238,723
FNMA	AA+	4.50	05/01/19	346	349
FNMA	AA+	4.50	05/01/30	9,649	10,085
FNMA	AA+	4.50	04/01/31	12,758	13,333
FNMA	AA+	4.50	08/01/33	4,907	5,133
FNMA	AA+	4.50	08/01/33	4,189	4,381
FNMA	AA+	4.50	09/01/33	12,335	12,904
FNMA	AA+	4.50	05/01/34	3,482	3,643
FNMA	AA+	4.50	06/01/34	5,063	5,291
FNMA	AA+	4.50	08/01/35	6,212	6,502
FNMA	AA+	4.50	12/01/35	6,190	6,479
FNMA	AA+	4.50	05/01/39	11,619	12,219
FNMA	AA+	4.50	05/01/39	17,754	18,665
FNMA	AA+	4.50	05/01/40	21,340	22,255
FNMA	AA+	4.50	10/01/40	159,697	168,022
FNMA	AA+	4.50	11/01/47	47,226	49,286
FNMA	AA+	5.00	09/01/18	83	84
FNMA	AA+	5.00	10/01/20	2,274	2,316
FNMA	AA+	5.00	06/01/33	8,766	9,388
FNMA	AA+	5.00	09/01/33	7,117	7,623
FNMA	AA+	5.00	10/01/33	9,462	10,146
FNMA	AA+	5.00	11/01/33	13,987	14,982
FNMA	AA+	5.00	03/01/34	2,261	2,422
FNMA	AA+	5.00	04/01/34	1,652	1,769
FNMA	AA+	5.00	04/01/34	3,843	4,105
FNMA	AA+	5.00	04/01/35	5,537	5,934
FNMA	AA+	5.00	06/01/35	2,822	3,017
FNMA	AA+	5.00	09/01/35	3,989	4,270
FNMA	AA+	5.00	11/25/35	12,693	13,276
FNMA	AA+	5.00	10/01/36	4,719	5,054
FNMA	AA+	5.00	05/01/39	12,621	13,317
FNMA	AA+	5.00	06/01/40	9,813	10,526
FNMA	AA+	5.50	09/01/19	402	405
FNMA	AA+	5.50	08/01/25	3,909	4,234
FNMA	AA+	5.50	01/01/27	1,804	1,933
FNMA	AA+	5.50	09/01/33	3,865	4,221
FNMA	AA+	5.50	10/01/33	12,002	13,107
FNMA	AA+	5.50	03/01/34	3,286	3,582
FNMA	AA+	5.50	03/01/34	959	1,030
FNMA	AA+	5.50	07/01/34	3,703	4,006
FNMA	AA+	5.50	09/01/34	1,511	1,640
FNMA	AA+	5.50	09/01/34	11,825	12,857
FNMA	AA+	5.50	09/01/34	10,744	11,616
FNMA	AA+	5.50	10/01/34	2,013	2,191
FNMA	AA+	5.50	02/01/35	3,753	4,078
FNMA	AA+	5.50	02/01/35	4,849	5,266
FNMA	AA+	5.50	04/01/35	5,769	6,278
FNMA	AA+	5.50	08/01/35	5,552	6,038
FNMA	AA+	5.50	11/01/35	6,259	6,809

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FNMA	AA+	5.50	06/01/37	5,380	5,838
FNMA	AA+	5.50	11/01/38	803	844
FNMA	AA+	5.50	06/01/48	2,241	2,331
FNMA	AA+	6.00	12/25/49	6,898	7,619
FNMA	AA+	6.00	04/01/23	2,762	3,019
FNMA	AA+	6.00	01/01/25	7,879	8,611
FNMA	AA+	6.00	03/01/28	3,892	4,254
FNMA	AA+	6.00	04/01/32	301	329
FNMA	AA+	6.00	05/01/32	801	883
FNMA	AA+	6.00	05/01/33	10,174	11,120
FNMA	AA+	6.00	09/01/34	5,999	6,603
FNMA	AA+	6.00	10/01/34	8,251	9,026
FNMA	AA+	6.00	12/01/36	4,067	4,484
FNMA	AA+	6.00	01/01/37	4,349	4,789
FNMA	AA+	6.00	05/01/37	917	974
FNMA	AA+	6.00	07/01/37	1,889	2,078
FNMA	AA+	6.00	08/01/37	2,933	3,227
FNMA	AA+	6.00	12/01/37	866	953
FNMA	AA+	6.00	10/25/44	12,123	13,311
FNMA	AA+	6.00	02/25/47	10,374	11,435
FNMA	AA+	6.50	05/01/32	523	576
FNMA	AA+	6.50	05/01/32	1,528	1,685
FNMA	AA+	6.50	07/01/32	779	859
FNMA	AA+	6.50	07/01/34	3,088	3,404
FNMA	AA+	6.50	09/01/34	976	1,075
FNMA	AA+	6.50	09/01/36	850	922
FNMA	AA+	6.50	05/01/37	2,540	2,632
FNMA	AA+	6.50	09/01/37	1,137	1,253
FNMA	AA+	6.50	05/01/38	1,050	1,158
FNMA	AA+	7.00	09/01/31	203	206
FNMA	AA+	7.00	04/01/32	811	898
FNMA	AA+	7.00	01/25/44	15,318	17,383
FNMA	AA+	7.50	06/01/31	239	267
FNMA	AA+	7.50	02/01/32	911	1,036
FNMA	AA+	7.50	06/01/32	246	283
FNMA	AA+	8.00	04/01/32	103	108
FNMA Strip	AA+	3.00	08/25/42	47,306	45,798
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	74,808	73,172
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	49,881	49,374
GNMA (2)	AA+	3.50	05/20/31	49,746	50,412
GNMA (2)	AA+	4.00	08/15/41	32,418	33,386
GNMA (2)	AA+	4.00	11/15/41	14,898	15,412
GNMA (2)	AA+	4.00	01/15/42	45,769	47,130
GNMA (2)	AA+	4.50	04/20/31	17,366	18,259
GNMA (2)	AA+	4.50	10/15/40	29,612	31,369
GNMA (2)	AA+	4.50	06/20/41	19,099	19,870
GNMA (2)	AA+	4.50	10/20/43	34,965	36,600
GNMA (2)	AA+	5.00	06/20/39	25,441	26,771
GNMA (2)	AA+	5.00	11/15/39	13,845	14,755
GNMA (2)	AA+	5.00	06/20/40	7,827	8,280
GNMA (2)	AA+	5.50	01/15/36	8,589	9,253
GNMA (2)	AA+	6.50	04/15/31	102	113
GNMA (2)	AA+	6.50	10/15/31	538	609
GNMA (2)	AA+	6.50	12/15/31	110	122
GNMA (2)	AA+	6.50	05/15/32	384	424
GNMA (2)	AA+	7.00	05/15/31	503	569
GNMA (2)	AA+	7.00	05/15/32	46	47
GNMA (2)	AA+	7.00	10/20/38	217	229
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	16,260	16,681

					5,719,616

CORPORATE DEBT (41.2%)
CONSUMER DISCRETIONARY (8.3%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	81,963
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	78,235
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	109,932
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	50,842
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,425
Dollar General Corp.	BBB	3.25	04/15/23	85,000	83,524
Expedia, Inc.	BBB	5.95	08/15/20	65,000	68,240

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,907
Gap, Inc.	BB+	5.95	04/12/21	75,000	78,546
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	75,000	74,760
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	68,194
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	29,154
Kohl’s Corp.	BBB-	4.00	11/01/21	50,000	50,685
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	74,804
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	85,010
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	76,626
NVR, Inc.	BBB+	3.95	09/15/22	85,000	85,549
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	9,927
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	76,809
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	75,837
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	102,635
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	47,370
Wyndham Worldwide Corp.	BB-	3.90	03/01/23	85,000	79,688

					1,585,662

CONSUMER STAPLES (2.2%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	48,867
Edgewell Personal Care Co.	BB	4.70	05/19/21	75,000	74,813
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	66,626
Kroger Co.	BBB	2.95	11/01/21	30,000	29,572
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	94,652
Sysco Corp.	BBB+	2.60	06/12/22	55,000	53,165
Sysco Corp.	BBB+	3.75	10/01/25	50,000	49,336

					417,031

ENERGY (2.3%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	76,511
Energen Corp.	BB	4.63	09/01/21	85,000	84,575
EQT Corp.	BBB	4.88	11/15/21	85,000	87,802
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	67,624
Rowan Companies PLC	B	4.88	06/01/22	85,000	80,325
SEACOR Holdings, Inc.	NR	7.38	10/01/19	50,000	50,750

					447,587

FINANCIALS (8.2%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	81,639
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	78,432
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	73,450
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	85,000	87,933
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	52,390
Block Financial LLC	BBB	5.25	10/01/25	50,000	50,140
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,022
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	87,850
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	51,086
First Republic Bank	A-	2.38	06/17/19	85,000	84,508
First Tennessee Bank	BBB	2.95	12/01/19	75,000	74,653
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	50,875
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	24,836
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	20,775
Lincoln National Corp.	A-	4.85	06/24/21	20,000	20,805
Markel Corp.	BBB	5.35	06/01/21	40,000	41,974
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,983
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	51,669
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	20,945
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,661
Protective Life Corp.	A-	7.38	10/15/19	65,000	68,429
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,745
Reinsurance Grp. of America, Inc.	A	5.00	06/01/21	75,000	77,727
Signet UK Finance PLC	BB+	4.70	06/15/24	50,000	46,982
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	49,817
Synchrony Financial	BBB-	3.70	08/04/26	50,000	45,933
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,338
Unum Group	BBB	4.00	03/15/24	75,000	74,419
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	70,944

					1,553,960

HEALTH CARE (4.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	87,782
Anthem, Inc.	A	4.35	08/15/20	50,000	51,160
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	87,871

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,023
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	85,519
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	81,067
Owens & Minor, Inc.	BB	3.88	09/15/21	85,000	80,750
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	88,600
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	87,007
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	85,000	87,748
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	24,543

					847,070

INDUSTRIALS (2.0%)
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	63,623
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	74,410
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	84,974
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	77,807
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	84,692

					385,506

INFORMATION TECHNOLOGY (4.1%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	87,461
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	102,029
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	86,371
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	83,128
eBay, Inc.	BBB+	2.88	08/01/21	75,000	73,832
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	88,392
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	24,637
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	74,561
Symantec Corp.	BB+	4.20	09/15/20	85,000	85,247
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	84,237

					789,895

MATERIALS (4.3%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	86,728
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	85,603
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,568
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	51,152
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	85,000	80,750
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,519
Methanex Corp.	BB+	3.25	12/15/19	85,000	84,709
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	84,523
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	50,512
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	31,000
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	83,181
Teck Resources Ltd.	BB+	4.75	01/15/22	75,000	75,157

					820,402

REAL ESTATE (2.9%)
Boston Properties LP	A-	3.85	02/01/23	65,000	65,330
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,025
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	83,454
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	87,364
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	86,922
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,256
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	50,070
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	66,954
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	9,888
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	52,328

					551,591

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	72,810

UTILITIES (2.1%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	87,703
Exelon Corp.	BBB-	5.15	12/01/20	50,000	51,677
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	30,706
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	77,278
SCANA Corp.	BBB-	4.13	02/01/22	85,000	83,623
Southern Co.	BBB+	3.25	07/01/26	50,000	46,934
Talen Energy Supply LLC†	B+	6.50	09/15/24	30,000	22,425

					400,346

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,079,424) 98.5%					18,804,488

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

TOTAL INVESTMENTS (Cost: $19,079,424) 98.5%	18,804,488

OTHER NET ASSETS 1.5%	288,288

NET ASSETS 100.0%	$19,092,776

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.6%)
U.S. Treasury Bill	A-1+	1.72	07/05/18	900,000	899,784
U.S. Treasury Bill	A-1+	1.73	07/12/18	500,000	499,710
U.S. Treasury Bill	A-1+	1.73	07/19/18	1,000,000	999,089
U.S. Treasury Bill	A-1+	1.82	08/02/18	600,000	598,994
U.S. Treasury Bill	A-1+	1.84	08/30/18	600,000	598,208
U.S. Treasury Bill	A-1+	1.85	08/30/18	650,000	648,060
U.S. Treasury Bill	A-1+	1.85	08/30/18	450,000	448,657
U.S. Treasury Bill	A-1+	1.85	09/06/18	650,000	647,806
U.S. Treasury Bill	A-1+	1.85	09/06/18	600,000	597,974
U.S. Treasury Bill	A-1+	1.86	08/16/18	450,000	448,907
U.S. Treasury Bill	A-1+	1.87	08/23/18	100,000	99,720

					6,486,909

U.S. GOVERNMENT AGENCIES (14.4%)
FHLB	A-1+	1.84	07/11/18	800,000	799,549
FHLB	A-1+	1.85	07/13/18	500,000	499,665
FHLB	A-1+	1.87	08/03/18	650,000	648,851
FHLB	A-1+	1.89	08/22/18	800,000	797,771
FHLMC	A-1+	1.71	07/03/18	900,000	899,871

					3,645,707

COMMERCIAL PAPER (60.0%)
Apple, Inc.†	A-1+	1.96	08/17/18	250,000	249,346
Apple, Inc.†	A-1+	2.08	09/04/18	700,000	697,473
Chevron Corp.†	A-1+	2.02	08/27/18	700,000	697,721
Coca-Cola Co.†	A-1	2.00	08/10/18	950,000	947,834
Disney (Walt) Co.†	A-1+	1.90	07/17/18	255,000	254,771
Disney (Walt) Co.†	A-1+	2.05	07/27/18	400,000	399,385
Emerson Electric Co.†	A-1	1.95	07/23/18	500,000	499,376
Emerson Electric Co.†	A-1	2.00	08/13/18	400,000	399,021
General Dynamics Corp.†	A-1	2.03	07/10/18	700,000	699,604
Hershey Foods†	A-1	1.95	07/09/18	950,000	949,536
Intel Corp.†	A-1+	1.90	07/25/18	500,000	499,339
Intercontinental Exchange, Inc.†	A-1	1.95	07/24/18	500,000	499,349
Intercontinental Exchange, Inc.†	A-1	2.03	07/27/18	450,000	449,314
J.P. Morgan Securities LLC†	A-1	2.20	08/17/18	485,000	483,577
J.P. Morgan Securities LLC	A-1	2.10	07/17/18	200,000	199,801
National Rural Utilities	A-1	2.00	07/25/18	900,000	898,750
Novartis Finance Corp.†	A-1+	1.95	07/16/18	800,000	799,306
PepsiCo, Inc.†	A-1	1.92	07/30/18	700,000	698,878
PepsiCo, Inc.†	A-1	1.97	08/02/18	250,000	249,548
Pfizer, Inc.†	A-1+	1.93	07/19/18	300,000	299,694
Private Export Funding Corp.	NR	2.03	08/27/18	900,000	897,056
Toyota Motor Credit Corp.	A-1+	2.07	08/17/18	300,000	299,171
Toyota Motor Credit Corp.	A-1+	2.06	08/20/18	650,000	648,103
Unilever Capital Corp.†	A-1	1.95	07/02/18	300,000	299,967
Unilever Capital Corp.†	A-1	1.96	07/02/18	500,000	499,945
Wal-Mart Stores, Inc.†	A-1+	2.00	07/18/18	875,000	874,124
Wisconsin Gas Co.	A-1	2.20	07/12/18	800,000	799,413

					15,189,402

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,321,490) 100.0%					25,322,018

TOTAL INVESTMENTS (Cost: $25,321,490) 100.0%					25,322,018

OTHER NET ASSETS 0.0% (3)					11,629

NET ASSETS 100.0%					$25,333,647

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$89,172	0.5%
MONEY MARKET FUND	$11,447,108	45.2%

††	Level 3 Security.
(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Funds as of June 30, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	September 2018	$136,080	($3,283)	1.1%
EQUITY INDEX FUND	20	E-mini S&P 500 Stock Index	P	September 2018	$2,721,600	($65,650)	6.4%
MID-CAP EQUITY INDEX FUND	9	E-mini S&P MidCap 400 Stock Index	P	September 2018	$1,760,490	($45,405)	6.8%

(a)	Includes the cumulative appreciation (depreciation) of futures contracts.
(2)	U.S. Government guaranteed security.
(3)	Percentage is less than 0.05%.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1)	Not applicable to semi-annual report.

(2)	Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH

James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH

James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 7, 2018

By:	/s/ CHRIS W. FESTOG

Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 7, 2018